UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT
Balanced Fund

Investor Class (TWBIX)	April 30, 2026

This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.88%

Fund Statistics
Net Assets	$906,333,994
Management Fees (dollars paid during the reporting period)	$3,846,311
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	539

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	61.1%
U.S. Treasury Securities	9.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Corporate Bonds	8.2%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	3.2%
Convertible Preferred Securities	1.2%
Sovereign Governments and Agencies	1.0%
Commercial Mortgage-Backed Securities	0.5%
Preferred Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Collateralized Loan Obligations	0.2%
U.S. Government Agency Securities	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083742

SEMIANNUAL SHAREHOLDER REPORT
Balanced Fund

I Class (ABINX)	April 30, 2026

This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$34	0.68%

Fund Statistics
Net Assets	$906,333,994
Management Fees (dollars paid during the reporting period)	$3,846,311
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	539

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	61.1%
U.S. Treasury Securities	9.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Corporate Bonds	8.2%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	3.2%
Convertible Preferred Securities	1.2%
Sovereign Governments and Agencies	1.0%
Commercial Mortgage-Backed Securities	0.5%
Preferred Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Collateralized Loan Obligations	0.2%
U.S. Government Agency Securities	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083734

SEMIANNUAL SHAREHOLDER REPORT
Balanced Fund

R5 Class (ABGNX)	April 30, 2026

This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$34	0.68%

Fund Statistics
Net Assets	$906,333,994
Management Fees (dollars paid during the reporting period)	$3,846,311
Portfolio Turnover Rate	33%
Total Number of Portfolio Holdings	539

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	61.1%
U.S. Treasury Securities	9.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Corporate Bonds	8.2%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	3.2%
Convertible Preferred Securities	1.2%
Sovereign Governments and Agencies	1.0%
Commercial Mortgage-Backed Securities	0.5%
Preferred Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Collateralized Loan Obligations	0.2%
U.S. Government Agency Securities	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H394

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

Investor Class (TWCGX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$41	0.83%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083106

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

I Class (TWGIX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$31	0.63%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083205

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

Y Class (AGYWX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$24	0.48%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H378

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

A Class (TCRAX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.08%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083403

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

C Class (TWRCX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$89	1.83%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H626

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

R Class (AGWRX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$65	1.33%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083189

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

R5 Class (AGWUX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$31	0.63%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H386

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

R6 Class (AGRDX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.48%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H519

SEMIANNUAL SHAREHOLDER REPORT
Growth Fund

G Class (ACIHX)	April 30, 2026

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$14,702,172,276
Management Fees (dollars paid during the reporting period)	$54,298,936
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	75

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	24%
Exchange-Traded Funds	0.4%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H212

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

Investor Class (TWHIX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	1.00%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083791

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

I Class (ATHIX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.80%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083783

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

Y Class (ATHYX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.65%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H352

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

A Class (ATHAX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$61	1.25%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083767

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

C Class (AHGCX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	2.00%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083262

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

R Class (ATHWX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.50%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H683

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

R5 Class (ATHGX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$39	0.80%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H360

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

R6 Class (ATHDX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.65%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H493

SEMIANNUAL SHAREHOLDER REPORT
Heritage Fund

G Class (ACILX)	April 30, 2026

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$5,363,837,373
Management Fees (dollars paid during the reporting period)	$23,619,798
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Hotels, Restaurants and Leisure	10%
Short-Term Investments	1.9%	Aerospace and Defense	8%
Other Assets and Liabilities	(0.1)%	Biotechnology	7%
		Software	6%
		Semiconductors and Semiconductor Equipment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H196

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

Investor Class (AFDIX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.79%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H600

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

I Class (AFEIX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$30	0.59%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H709

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

Y Class (AFYDX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$22	0.44%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H287

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

A Class (AFDAX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.04%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083130

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

C Class (AFDCX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$90	1.79%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083114

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

R Class (AFDRX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$65	1.29%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H808

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

R5 Class (AFDGX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$30	0.59%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H295

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

R6 Class (AFEDX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$22	0.44%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H238

SEMIANNUAL SHAREHOLDER REPORT
Large Cap Equity Fund

G Class (AFEGX)	April 30, 2026

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$3,117,912,034
Management Fees (dollars paid during the reporting period)	$5,424,094
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	17%
Exchange-Traded Funds	0.2%	Software	9%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H246

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

Investor Class (TWCIX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.90%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083502

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

I Class (TWSIX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.70%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083601

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

Y Class (ASLWX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$27	0.55%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H337

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

A Class (TWCAX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.15%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083809

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

C Class (ACSLX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$94	1.90%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083239

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

R Class (ASERX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.40%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H501

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

R5 Class (ASLGX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$35	0.70%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H345

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

R6 Class (ASDEX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.55%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H451

SEMIANNUAL SHAREHOLDER REPORT
Select Fund

G Class (ASLDX)	April 30, 2026

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$6,389,134,432
Management Fees (dollars paid during the reporting period)	$25,677,910
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	26%
Short-Term Investments	0.4%	Interactive Media and Services	17%
Other Assets and Liabilities	(0.3)%	Software	11%
		Technology Hardware, Storage and Peripherals	9%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H188

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

Investor Class (ANOIX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.13%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083338

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

I Class (ANONX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.93%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083320

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

Y Class (ANOYX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$40	0.78%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H311

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

A Class (ANOAX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$70	1.38%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083221

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

C Class (ANOCX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$108	2.13%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083197

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

R Class (ANORX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$83	1.63%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H725

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

R5 Class (ANOGX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.93%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H329

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

R6 Class (ANODX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$40	0.78%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H485

SEMIANNUAL SHAREHOLDER REPORT
Small Cap Growth Fund

G Class (ANOHX)	April 30, 2026

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$5,059,847,228
Management Fees (dollars paid during the reporting period)	$21,349,645
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	137

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Biotechnology	13%
Rights	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	1.7%	Electronic Equipment, Instruments and Components	8%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	7%
		Aerospace and Defense	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H253

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

Investor Class (TWCUX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.87%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083882

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

I Class (TWUIX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.67%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083874

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

Y Class (AULYX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$26	0.52%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H261

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

A Class (TWUAX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.12%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083858

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

C Class (TWCCX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.87%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083288

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

R Class (AULRX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.37%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083171

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

R5 Class (AULGX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.67%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H279

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

R6 Class (AULDX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.52%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H444

SEMIANNUAL SHAREHOLDER REPORT
Ultra Fund

G Class (AULNX)	April 30, 2026

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$26,579,895,502
Management Fees (dollars paid during the reporting period)	$106,716,701
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	100.0%	Semiconductors and Semiconductor Equipment	24%
Rights	0.0%	Interactive Media and Services	15%
Short-Term Investments	0.1%	Software	11%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	8%
		Broadline Retail	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H220

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

April 30, 2026

Balanced Fund	Select Fund
Investor Class (TWBIX)	Investor Class (TWCIX)
I Class (ABINX)	I Class (TWSIX)
R5 Class (ABGNX)	Y Class (ASLWX)
Growth Fund	A Class (TWCAX)
Investor Class (TWCGX)	C Class (ACSLX)
I Class (TWGIX)	R Class (ASERX)
Y Class (AGYWX)	R5 Class (ASLGX)
A Class (TCRAX)	R6 Class (ASDEX)
C Class (TWRCX)	G Class (ASLDX)
R Class (AGWRX)	Small Cap Growth Fund
R5 Class (AGWUX)	Investor Class (ANOIX)
R6 Class (AGRDX)	I Class (ANONX)
G Class (ACIHX)	Y Class (ANOYX)
Heritage Fund	A Class (ANOAX)
Investor Class (TWHIX)	C Class (ANOCX)
I Class (ATHIX)	R Class (ANORX)
Y Class (ATHYX)	R5 Class (ANOGX)
A Class (ATHAX)	R6 Class (ANODX)
C Class (AHGCX)	G Class (ANOHX)
R Class (ATHWX)	Ultra® Fund
R5 Class (ATHGX)	Investor Class (TWCUX)
R6 Class (ATHDX)	I Class (TWUIX)
G Class (ACILX)	Y Class (AULYX)
Large Cap Equity Fund	A Class (TWUAX)
Investor Class (AFDIX)	C Class (TWCCX)
I Class (AFEIX)	R Class (AULRX)
Y Class (AFYDX)	R5 Class (AULGX)
A Class (AFDAX)	R6 Class (AULDX)
C Class (AFDCX)	G Class (AULNX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Balanced Fund

APRIL 30, 2026 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 61.1%
Air Freight and Logistics — 0.3%
FedEx Corp.	6,946	$2,801,391
Automobiles — 0.8%
Tesla, Inc.(1)	19,216	7,333,402
Banks — 2.6%
Bank of America Corp.	144,495	7,724,703
JPMorgan Chase & Co.	26,703	8,364,181
Regions Financial Corp.	248,452	7,093,304
		23,182,188
Beverages — 0.5%
PepsiCo, Inc.	26,757	4,240,717
Biotechnology — 1.3%
AbbVie, Inc.	22,970	4,854,020
Gilead Sciences, Inc.	34,665	4,535,569
Vertex Pharmaceuticals, Inc.(1)	6,328	2,704,461
		12,094,050
Broadline Retail — 2.4%
Amazon.com, Inc.(1)	81,430	21,583,836
Building Products — 1.1%
Johnson Controls International PLC	32,255	4,710,198
Trane Technologies PLC	10,004	4,927,370
		9,637,568
Capital Markets — 2.7%
Ameriprise Financial, Inc.	6,509	3,090,408
Blackrock, Inc.	3,213	3,423,773
Goldman Sachs Group, Inc.	5,106	4,716,769
Intercontinental Exchange, Inc.	15,334	2,424,152
KKR & Co., Inc.	20,941	2,184,984
Morgan Stanley	21,910	4,175,827
S&P Global, Inc.	10,574	4,559,826
		24,575,739
Chemicals — 1.0%
Ecolab, Inc.	11,684	3,044,850
Linde PLC	11,335	5,680,422
		8,725,272
Communications Equipment — 0.5%
Motorola Solutions, Inc.	9,876	4,335,860
Consumer Finance — 0.5%
American Express Co.	14,519	4,690,363
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	3,892	3,948,551
Sysco Corp.	50,352	3,761,798
		7,710,349
Containers and Packaging — 0.3%
Ball Corp.	42,581	2,600,847
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	37,685	1,810,011
Electric Utilities — 1.1%
NextEra Energy, Inc.	103,373	10,118,149

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Electrical Equipment — 1.0%
Eaton Corp. PLC	11,592	$5,019,452
GE Vernova, Inc.	3,988	4,320,838
		9,340,290
Electronic Equipment, Instruments and Components — 0.4%
Amphenol Corp., Class A	16,243	2,392,107
Coherent Corp.(1)	2,809	898,065
		3,290,172
Energy Equipment and Services — 0.9%
SLB Ltd.	149,675	8,513,514
Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	9,164	787,646
Netflix, Inc.(1)	43,736	4,094,127
		4,881,773
Financial Services — 1.5%
Mastercard, Inc., Class A	16,847	8,472,693
Visa, Inc., Class A	14,574	4,807,088
		13,279,781
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	29,959	2,235,241
Union Pacific Corp.	11,347	3,057,790
		5,293,031
Health Care Equipment and Supplies — 0.5%
IDEXX Laboratories, Inc.(1)	4,754	2,666,043
Intuitive Surgical, Inc.(1)	5,065	2,317,795
		4,983,838
Health Care Providers and Services — 1.1%
Cencora, Inc.	7,602	2,341,492
Cigna Group	16,053	4,664,681
UnitedHealth Group, Inc.	8,694	3,220,953
		10,227,126
Health Care REITs — 0.7%
Welltower, Inc.	29,790	6,474,559
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(1)	7,386	1,036,699
Booking Holdings, Inc.	15,600	2,626,416
Marriott International, Inc., Class A	11,953	4,323,281
		7,986,396
Household Products — 1.1%
Church & Dwight Co., Inc.	26,246	2,547,437
Colgate-Palmolive Co.	19,869	1,696,018
Procter & Gamble Co.	37,797	5,559,560
		9,803,015
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	18,828	4,035,405
Industrial REITs — 0.7%
Prologis, Inc.	41,970	5,960,579
Insurance — 0.9%
Marsh & McLennan Cos., Inc.	12,099	2,029,123
MetLife, Inc.	47,864	3,833,906
Progressive Corp.	10,077	2,028,299
		7,891,328

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Interactive Media and Services — 5.4%
Alphabet, Inc., Class A	103,030	$39,645,944
Meta Platforms, Inc., Class A	15,607	9,550,079
		49,196,023
IT Services — 0.8%
International Business Machines Corp.	27,272	6,299,287
MongoDB, Inc.(1)	4,141	1,038,687
		7,337,974
Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	13,906	1,606,838
Danaher Corp.	23,411	4,189,398
Thermo Fisher Scientific, Inc.	6,908	3,308,656
		9,104,892
Machinery — 1.9%
Cummins, Inc.	10,422	6,993,266
Deere & Co.	5,313	3,133,979
Parker-Hannifin Corp.	3,499	3,182,061
Xylem, Inc.	31,264	3,694,154
		17,003,460
Oil, Gas and Consumable Fuels — 0.8%
Cheniere Energy, Inc.	5,456	1,500,127
Williams Cos., Inc.	71,357	5,445,253
		6,945,380
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	29,524	1,788,859
Eli Lilly & Co.	7,846	7,332,872
Merck & Co., Inc.	24,856	2,713,778
Zoetis, Inc.	23,598	2,713,062
		14,548,571
Professional Services — 0.3%
Automatic Data Processing, Inc.	12,934	2,741,232
Semiconductors and Semiconductor Equipment — 10.3%
Analog Devices, Inc.	21,941	8,825,987
Applied Materials, Inc.	12,261	4,836,842
ASML Holding NV	1,532	2,214,576
Broadcom, Inc.	49,093	20,492,891
Lam Research Corp.	14,387	3,709,832
Micron Technology, Inc.	10,229	5,290,029
NVIDIA Corp.	228,175	45,536,885
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,431	2,943,122
		93,850,164
Software — 5.6%
AppLovin Corp., Class A(1)	4,381	1,955,459
Cadence Design Systems, Inc.(1)	16,674	5,495,584
Crowdstrike Holdings, Inc., Class A(1)	4,741	2,113,301
Dynatrace, Inc.(1)	55,025	1,992,455
Microsoft Corp.	83,729	34,143,012
Salesforce, Inc.	8,765	1,547,286
ServiceNow, Inc.(1)	23,300	2,057,623
Workday, Inc., Class A(1)	13,026	1,594,382
		50,899,102

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Specialized REITs — 0.4%
Equinix, Inc.	3,130	$3,389,258
Specialty Retail — 1.8%
Home Depot, Inc.	19,454	6,396,475
O'Reilly Automotive, Inc.(1)	31,932	3,174,041
TJX Cos., Inc.	38,577	6,046,945
Tractor Supply Co.	24,832	871,603
		16,489,064
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	95,614	25,944,859
Western Digital Corp.	6,708	2,914,760
		28,859,619
Trading Companies and Distributors — 0.7%
Ferguson Enterprises, Inc.	9,923	2,656,486
United Rentals, Inc.	3,694	3,545,649
		6,202,135
TOTAL COMMON STOCKS (Cost $290,737,490)		553,967,423
U.S. TREASURY SECURITIES — 9.8%
U.S. Treasury Bonds, 4.625%, 11/15/45	$600,000	573,375
U.S. Treasury Bonds, 4.625%, 2/15/46	3,000,000	2,865,234
U.S. Treasury Notes, 4.625%, 9/15/26	300,000	301,016
U.S. Treasury Notes, 3.875%, 7/31/27	1,500,000	1,500,615
U.S. Treasury Notes, 3.50%, 10/31/27	4,000,000	3,978,594
U.S. Treasury Notes, 3.375%, 2/29/28	4,400,000	4,361,758
U.S. Treasury Notes, 3.875%, 3/31/28	7,400,000	7,398,844
U.S. Treasury Notes, 3.75%, 4/30/28	5,400,000	5,386,184
U.S. Treasury Notes, 3.875%, 6/15/28	1,000,000	999,805
U.S. Treasury Notes, 3.50%, 3/15/29	1,800,000	1,780,383
U.S. Treasury Notes, 4.125%, 3/31/29(2)	2,100,000	2,112,141
U.S. Treasury Notes, 4.25%, 6/30/29	2,100,000	2,120,221
U.S. Treasury Notes, 3.875%, 12/31/29	400,000	398,844
U.S. Treasury Notes, 4.375%, 12/31/29	2,000,000	2,028,320
U.S. Treasury Notes, 4.00%, 5/31/30	1,100,000	1,100,795
U.S. Treasury Notes, 4.125%, 8/31/30	5,700,000	5,727,721
U.S. Treasury Notes, 4.875%, 10/31/30	4,600,000	4,762,887
U.S. Treasury Notes, 4.375%, 11/30/30	8,200,000	8,323,480
U.S. Treasury Notes, 3.75%, 12/31/30	400,000	395,469
U.S. Treasury Notes, 3.75%, 1/31/31	1,000,000	988,672
U.S. Treasury Notes, 3.50%, 2/28/31	5,400,000	5,279,766
U.S. Treasury Notes, 4.25%, 2/28/31	3,300,000	3,332,226
U.S. Treasury Notes, 4.125%, 10/31/31	1,200,000	1,202,625
U.S. Treasury Notes, 4.125%, 5/31/32	3,500,000	3,497,607
U.S. Treasury Notes, 4.00%, 6/30/32	4,400,000	4,365,969
U.S. Treasury Notes, 3.875%, 8/31/32	1,800,000	1,771,523
U.S. Treasury Notes, 4.125%, 11/15/32	1,200,000	1,196,297
U.S. Treasury Notes, 3.75%, 11/30/32	6,000,000	5,852,226
U.S. Treasury Notes, 3.875%, 12/31/32	900,000	883,723
U.S. Treasury Notes, 4.00%, 1/31/33	600,000	593,273
U.S. Treasury Notes, 4.25%, 3/31/33	2,000,000	2,005,937
U.S. Treasury Notes, 3.875%, 8/15/33	200,000	195,590
U.S. Treasury Notes, 4.125%, 2/15/36	1,200,000	1,174,781
TOTAL U.S. TREASURY SECURITIES (Cost $88,540,823)		88,455,901

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.6%
FHLMC, 3.50%, 2/1/49	$1,525,771	$1,398,984
FHLMC, 3.00%, 1/1/50	1,418,042	1,243,535
FHLMC, 3.50%, 5/1/50	244,071	224,350
FHLMC, 2.50%, 5/1/51	1,613,242	1,366,668
FHLMC, 3.50%, 5/1/51	763,136	701,936
FHLMC, 3.00%, 7/1/51	609,754	540,343
FHLMC, 2.00%, 8/1/51	1,347,166	1,088,799
FHLMC, 2.50%, 8/1/51	1,477,132	1,247,280
FHLMC, 3.00%, 12/1/51	964,448	848,368
FHLMC, 3.00%, 2/1/52	799,925	710,457
FHLMC, 3.50%, 5/1/52	981,767	903,908
FHLMC, 4.00%, 5/1/52	1,243,756	1,169,550
FHLMC, 4.00%, 5/1/52	807,789	765,257
FHLMC, 4.00%, 6/1/52	2,670,843	2,523,865
FHLMC, 5.00%, 7/1/52	470,122	470,284
FHLMC, 4.50%, 10/1/52	1,919,162	1,851,816
FHLMC, 4.50%, 10/1/52	675,706	653,231
FHLMC, 5.50%, 12/1/52	361,346	368,181
FHLMC, 5.50%, 11/1/55	1,698,542	1,709,124
FHLMC, 5.50%, 1/1/56	1,686,832	1,700,497
FNMA, 2.50%, 6/1/50	791,611	671,502
FNMA, 2.50%, 2/1/51	2,044,115	1,745,091
FNMA, 3.00%, 6/1/51	99,014	88,827
FNMA, 2.50%, 12/1/51	861,123	731,385
FNMA, 2.50%, 2/1/52	478,126	406,377
FNMA, 3.00%, 2/1/52	1,560,730	1,384,240
FNMA, 3.00%, 2/1/52	885,172	785,070
FNMA, 2.00%, 3/1/52	2,335,858	1,902,049
FNMA, 3.00%, 3/1/52	1,594,681	1,416,089
FNMA, 3.00%, 4/1/52	363,359	322,159
FNMA, 4.00%, 4/1/52	1,063,577	1,003,370
FNMA, 4.00%, 4/1/52	457,469	433,608
FNMA, 4.00%, 4/1/52	336,901	318,169
FNMA, 3.00%, 5/1/52	931,995	829,233
FNMA, 3.50%, 5/1/52	1,514,058	1,381,103
FNMA, 4.00%, 5/1/52	1,602,661	1,504,874
FNMA, 3.50%, 6/1/52	1,308,327	1,203,357
FNMA, 2.50%, 7/1/52	738,578	623,200
FNMA, 4.50%, 7/1/52	1,151,158	1,112,750
FNMA, 5.00%, 8/1/52	2,673,110	2,656,211
FNMA, 4.50%, 9/1/52	581,191	565,529
FNMA, 5.00%, 9/1/52	733,577	732,863
FNMA, 5.00%, 10/1/52	2,332,361	2,314,395
FNMA, 5.50%, 10/1/52	1,160,968	1,172,598
FNMA, 5.00%, 1/1/53	1,908,439	1,893,825
FNMA, 5.50%, 1/1/53	2,394,288	2,420,705
FNMA, 5.50%, 3/1/53	344,569	350,025
FNMA, 5.50%, 3/1/54	2,925,277	2,948,361
FNMA, 4.50%, 4/1/54	3,307,353	3,192,923
GNMA, 5.00%, TBA	1,636,000	1,622,054

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
GNMA, 7.50%, 8/15/26	$122	$122
GNMA, 7.00%, 5/15/31	6,536	6,766
GNMA, 3.50%, 6/20/42	188,253	176,960
GNMA, 3.00%, 5/20/50	420,947	375,623
GNMA, 3.00%, 7/20/50	1,113,082	994,884
GNMA, 3.50%, 6/20/51	716,412	655,927
GNMA, 3.00%, 7/20/51	1,039,402	927,691
GNMA, 4.00%, 9/20/52	2,837,595	2,678,578
GNMA, 4.50%, 9/20/52	2,648,346	2,575,302
GNMA, 4.50%, 10/20/52	2,184,270	2,124,672
GNMA, 4.00%, 4/20/54	3,628,961	3,398,846
GNMA, 5.00%, 12/20/54	1,384,607	1,379,514
UMBS, 5.00%, TBA	3,641,000	3,587,567
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $79,568,360)		78,100,827
CORPORATE BONDS — 8.2%
Aerospace and Defense — 0.1%
Boeing Co., 5.71%, 5/1/40	490,000	495,098
Honeywell Aerospace, Inc., 4.60%, 3/16/33(3)	142,000	140,255
Honeywell Aerospace, Inc., 4.95%, 3/16/36(3)	391,000	386,711
Textron, Inc., 4.95%, 3/15/36	232,000	226,693
		1,248,757
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29	727,000	754,874
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	275,155
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	212,000	215,134
General Motors Financial Co., Inc., 6.15%, 7/15/35	210,000	218,647
		708,936
Banks — 1.5%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(3)	200,000	179,182
Bank of America Corp., VRN, 5.51%, 1/24/36	340,000	347,871
Bank of America Corp., VRN, 5.49%, 4/23/37	1,050,000	1,044,347
Bank of Montreal, VRN, 7.70%, 5/26/84	1,011,000	1,065,043
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	1,000,000	1,061,058
BPCE SA, VRN, 3.65%, 1/14/37(3)	480,000	433,227
CaixaBank SA, VRN, 5.40%, 4/22/37(3)	216,000	213,469
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	118,714
Citigroup, Inc., VRN, 5.17%, 9/11/36	490,000	485,654
Citigroup, Inc., VRN, 5.61%, 3/4/56	185,000	178,848
Dresdner Funding Trust I, 8.15%, 6/30/31(3)	480,000	519,847
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	765,000	756,361
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(3)	136,000	128,637
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30	535,000	532,932
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	549,000	559,433
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32	290,000	285,634
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32	530,000	527,584
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	644,000	671,542
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37	290,000	288,378
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48	520,000	426,978
KeyCorp, VRN, 6.40%, 3/6/35	185,000	196,770
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	225,000	224,744

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
NatWest Group PLC, VRN, 3.03%, 11/28/35	$327,000	$299,060
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36	629,000	625,181
Toronto-Dominion Bank, VRN, 3.625%, 9/15/31	595,000	592,116
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	564,000	587,020
Webster Financial Corp., VRN, 5.78%, 9/11/35	395,000	400,566
Wells Fargo & Co., VRN, 5.61%, 4/23/36	460,000	471,922
Wells Fargo & Co., VRN, 5.43%, 1/23/47	210,000	199,788
Wells Fargo & Co., VRN, 5.01%, 4/4/51	320,000	283,549
		13,705,455
Beverages — 0.1%
Maple Parent Holdings Corp., 5.05%, 3/26/31(3)	220,000	220,505
Maple Parent Holdings Corp., 5.70%, 3/26/36(3)	567,000	567,921
		788,426
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 3/2/53	435,000	418,588
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(3)	210,000	208,627
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(3)	430,000	441,535
		1,068,750
Broadline Retail — 0.1%
Amazon.com, Inc., 4.55%, 3/13/33	445,000	439,798
Amazon.com, Inc., 4.875%, 3/13/36	355,000	349,930
		789,728
Capital Markets — 0.9%
Bank of New York Mellon Corp., VRN, 5.09%, 4/23/37	225,000	223,355
Blackstone Private Credit Fund, 5.95%, 7/16/29	473,000	473,488
Blue Owl Capital Corp., 3.40%, 7/15/26	525,000	522,871
Blue Owl Credit Income Corp., 7.75%, 9/16/27	500,000	509,351
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	353,000	346,230
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	630,000	657,833
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	255,000	249,392
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	195,000	186,577
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	265,000	258,644
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(3)	535,000	528,951
Golub Capital BDC, Inc., 7.05%, 12/5/28	283,000	291,302
Golub Capital Private Credit Fund, 5.45%, 8/15/28(3)	355,000	352,322
HPS Corporate Lending Fund, 5.45%, 1/14/28	160,000	159,636
HPS Corporate Lending Fund, 4.90%, 9/11/28	278,000	272,182
HPS Corporate Lending Fund, 6.25%, 9/30/29	179,000	180,665
Jefferies Financial Group, Inc., 5.50%, 2/15/36	317,000	305,401
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	177,193
Morgan Stanley, VRN, 4.81%, 4/16/32	490,000	488,907
Morgan Stanley, VRN, 6.63%, 11/1/34	740,000	806,524
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	158,198
Morgan Stanley, VRN, 4.89%, 10/22/36	165,000	160,183
Northern Trust Corp., VRN, 3.375%, 5/8/32	619,000	611,173
		7,920,378
Construction Materials — 0.0%
Eagle Materials, Inc., 5.00%, 3/15/36	382,000	367,615
Consumer Finance — 0.2%
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(3)	426,000	411,000
Capital One Financial Corp., VRN, 4.72%, 1/30/32	440,000	434,870
Capital One Financial Corp., VRN, 2.36%, 7/29/32	410,000	353,490

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Capital One Financial Corp., VRN, 5.40%, 1/30/37	$389,000	$382,250
		1,581,610
Containers and Packaging — 0.0%
Amcor Flexibles North America, Inc., 5.125%, 3/12/36	392,000	382,219
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	675,000	672,061
Massachusetts Institute of Technology, 5.62%, 6/1/55	95,000	96,438
Novant Health, Inc., 3.17%, 11/1/51	205,000	133,250
Pepperdine University, 3.30%, 12/1/59	355,000	222,211
		1,123,960
Diversified REITs — 0.2%
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	415,000	406,610
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	240,000	236,054
Kilroy Realty LP, 3.05%, 2/15/30	215,000	197,715
Kilroy Realty LP, 2.50%, 11/15/32	280,000	230,882
Piedmont Operating Partnership LP, 6.875%, 7/15/29	758,000	795,221
Vornado Realty LP, 5.75%, 2/1/33	341,000	341,673
		2,208,155
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 5.25%, 10/30/36	223,000	220,458
AT&T, Inc., 6.20%, 10/30/56	351,000	347,940
HUT 8 DC LLC, 6.19%, 11/15/42(3)	270,000	272,405
Verizon Communications, Inc., 5.875%, 11/30/55	164,000	158,604
		999,407
Electric Utilities — 0.4%
Commonwealth Edison Co., 5.95%, 6/1/55	388,000	392,581
Duke Energy Florida LLC, 4.85%, 12/1/35	167,000	164,263
Duke Energy Florida LLC, 5.95%, 11/15/52	225,000	228,067
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	111,858
Emera U.S. Finance LLC, 5.20%, 4/1/33	135,000	134,168
ITC Holdings Corp., 5.50%, 4/15/36(3)	135,000	135,895
Kentucky Utilities Co., 5.85%, 8/15/55	248,000	245,977
Louisville Gas & Electric Co., 5.85%, 8/15/55	73,000	72,557
MidAmerican Energy Co., 5.85%, 9/15/54	980,000	980,568
Niagara Mohawk Power Corp., 4.65%, 10/3/30(3)	130,000	129,680
Sierra Pacific Power Co., VRN, 6.375%, 9/15/56	190,000	189,299
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	378,000	373,798
		3,158,711
Entertainment — 0.0%
Beignet Investor LLC, 6.58%, 5/30/49(3)	265,000	273,915
Financial Services — 0.3%
Antares Holdings LP, 6.35%, 10/23/29(3)	665,000	663,073
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(3)	1,000,000	1,028,517
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(3)	250,000	245,957
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(3)	250,000	244,581
Nationwide Building Society, VRN, 4.125%, 10/18/32(3)	250,000	247,134
		2,429,262
Food Products — 0.0%
Flowers Foods, Inc., 5.75%, 3/15/35	225,000	216,944
Mars, Inc., 5.70%, 5/1/55(3)	179,000	174,295
		391,239

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(3)	$400,000	$415,474
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(3)	532,000	518,088
United Rentals North America, Inc., 6.00%, 12/15/29(3)	155,000	157,751
		1,091,313
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 4.65%, 3/15/36	525,000	510,064
Abbott Laboratories, 5.50%, 3/15/56	395,000	382,180
Baxter International, Inc., 4.90%, 12/15/30	335,000	331,608
Baxter International, Inc., 5.65%, 12/15/35	191,000	187,717
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(3)	423,000	433,098
		1,844,667
Health Care Providers and Services — 0.4%
CVS Health Corp., 6.00%, 6/1/44	410,000	404,965
CVS Health Corp., VRN, 7.00%, 3/10/55	245,000	254,356
Duke University Health System, Inc., 3.92%, 6/1/47	70,000	54,916
HCA, Inc., 4.90%, 11/15/35	545,000	527,750
HCA, Inc., 5.30%, 5/15/36	890,000	882,322
HCA, Inc., 6.20%, 3/1/55	130,000	128,716
IQVIA, Inc., 6.25%, 2/1/29	306,000	317,604
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	140,590
UnitedHealth Group, Inc., 5.30%, 6/15/35	196,000	199,996
UnitedHealth Group, Inc., 5.05%, 4/15/53	495,000	438,660
		3,349,875
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 4.00%, 8/1/28(3)	555,000	542,219
Carnival Corp., 5.125%, 5/1/29(3)	207,000	206,487
Marriott International, Inc., 5.10%, 5/1/38	265,000	254,299
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(3)	208,000	211,243
		1,214,248
Industrial Conglomerates — 0.1%
Eaton Corp., 4.20%, 3/6/31	230,000	226,861
Eaton Corp., 4.80%, 3/6/36	210,000	206,820
		433,681
Insurance — 0.4%
Allianz SE, VRN, 6.35%, 9/6/53(3)	400,000	419,102
Athene Global Funding, 5.53%, 7/11/31(3)	287,000	288,605
CNA Financial Corp., 5.20%, 8/15/35	497,000	489,115
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(3)	900,000	890,282
MetLife, Inc., 6.40%, 12/15/66	859,000	880,365
MetLife, Inc., 10.75%, 8/1/69	330,000	428,604
		3,396,073
Interactive Media and Services — 0.4%
Alphabet, Inc., 4.40%, 2/15/33	645,000	635,368
Alphabet, Inc., 4.80%, 2/15/36	465,000	460,529
Alphabet, Inc., 5.65%, 2/15/56	395,000	387,702
Meta Platforms, Inc., 4.60%, 11/15/32	570,000	563,431
Meta Platforms, Inc., 5.25%, 5/15/36(4)	360,000	359,406
Meta Platforms, Inc., 5.50%, 11/15/45	195,000	181,333
Meta Platforms, Inc., 5.625%, 11/15/55	540,000	496,175
Meta Platforms, Inc., 6.30%, 5/15/56(4)	145,000	145,515
		3,229,459

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
IT Services — 0.0%
International Business Machines Corp., 5.80%, 2/3/56	$330,000	$313,027
Machinery — 0.1%
Allison Transmission, Inc., 5.875%, 12/1/33(3)	264,000	267,121
Weir Group, Inc., 5.35%, 5/6/30(3)	421,000	427,426
		694,547
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(3)	181,000	171,668
Cox Communications, Inc., 5.70%, 6/15/33(3)	278,000	276,468
Discovery Communications LLC, 3.95%, 3/20/28	175,000	163,499
		611,635
Metals and Mining — 0.1%
Glencore Funding LLC, 4.90%, 7/1/31(3)	215,000	215,374
Glencore Funding LLC, 5.51%, 4/1/36(3)	445,000	448,295
Glencore Funding LLC, 5.89%, 4/4/54(3)	90,000	89,118
		752,787
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(3)	680,000	666,206
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(3)	525,000	544,810
		1,211,016
Multi-Utilities — 0.1%
Sempra, 3.25%, 6/15/27	180,000	177,648
Sempra, VRN, 4.125%, 4/1/52	598,000	589,698
		767,346
Oil, Gas and Consumable Fuels — 0.6%
Cenovus Energy, Inc., 5.40%, 3/20/36	253,000	252,228
Cheniere Energy, Inc., 5.20%, 7/30/36(3)	179,000	177,029
Cheniere Energy, Inc., 6.00%, 7/30/56(3)	241,000	238,013
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(3)	358,000	355,630
Enbridge, Inc., VRN, 6.00%, 1/15/77	850,000	852,908
Energy Transfer LP, 6.125%, 12/15/45	340,000	333,073
Energy Transfer LP, 5.95%, 5/15/54	365,000	344,916
Expand Energy Corp., 5.375%, 3/15/30	515,000	520,462
Northern Natural Gas Co., 5.625%, 2/1/54(3)	155,000	147,749
Occidental Petroleum Corp., 6.20%, 3/15/40	190,000	196,470
Occidental Petroleum Corp., 4.20%, 3/15/48	190,000	144,830
Ovintiv, Inc., 7.10%, 7/15/53	335,000	365,203
Petroleos Mexicanos, 5.95%, 1/28/31	707,000	692,121
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	262,000	262,592
SM Energy Co., 6.75%, 9/15/26	265,000	265,222
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(3)	328,000	348,833
		5,497,279
Passenger Airlines — 0.0%
United Airlines, Inc., 4.625%, 4/15/29(3)	305,000	301,259
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(3)	440,000	428,347
Pharmaceuticals — 0.0%
Merck & Co., Inc., 5.70%, 9/15/55	249,000	245,195
Novartis Capital Corp., 5.70%, 3/18/56	140,000	140,331
		385,526
Real Estate Management and Development — 0.0%
CBRE Services, Inc., 5.25%, 6/1/36(4)	385,000	377,866

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
Semiconductors and Semiconductor Equipment — 0.3%
Foundry JV Holdco LLC, 6.25%, 1/25/35(3)	$410,000	$433,349
Foundry JV Holdco LLC, 6.10%, 1/25/36(3)	252,000	264,829
Foundry JV Holdco LLC, 6.30%, 1/25/39(3)	497,000	528,148
Intel Corp., 5.15%, 2/21/34	95,000	95,216
Intel Corp., 5.30%, 5/15/36	440,000	438,322
Intel Corp., 4.90%, 8/5/52	215,000	179,390
Intel Corp., 6.125%, 5/15/56	280,000	278,109
Marvell Technology, Inc., 5.30%, 4/15/36	420,000	420,391
		2,637,754
Software — 0.5%
AppLovin Corp., 5.125%, 12/1/29	97,000	97,791
AppLovin Corp., 5.375%, 12/1/31	441,000	445,476
Oracle Corp., 4.80%, 9/26/32	715,000	680,137
Oracle Corp., 5.35%, 5/4/33	420,000	408,513
Oracle Corp., 5.20%, 9/26/35	413,000	385,064
Oracle Corp., 5.70%, 2/4/36	197,000	189,288
Salesforce, Inc., 4.90%, 9/15/31	535,000	533,553
Salesforce, Inc., 5.20%, 3/15/33	395,000	394,406
Synopsys, Inc., 5.00%, 4/1/32	655,000	662,085
Workday, Inc., 3.80%, 4/1/32	370,000	344,620
		4,140,933
Specialty Retail — 0.1%
Lowe's Cos., Inc., 4.85%, 10/15/35	585,000	571,113
O'Reilly Automotive, Inc., 5.10%, 3/12/36	190,000	188,080
		759,193
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	168,000	171,320
Textiles, Apparel and Luxury Goods — 0.1%
Gildan Activewear, Inc., 4.70%, 10/7/30(3)	300,000	297,044
Gildan Activewear, Inc., 5.40%, 10/7/35(3)	400,000	391,805
		688,849
TOTAL CORPORATE BONDS (Cost $74,826,406)		74,199,397
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Private Sponsor Collateralized Mortgage Obligations — 4.3%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	760	762
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(3)	1,683,515	1,669,257
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(3)	899,845	835,779
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(3)	414,502	416,260
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(3)	259,989	261,012
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(3)	67,310	67,204
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(3)	353,667	354,108
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(3)	1,021,028	1,026,138
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(3)	1,259,471	1,260,643
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	657	650
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(3)	585,497	586,189
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(3)	450,016	450,275
Cross Mortgage Trust, Series 2025-H8, Class A2, 5.26%, 11/25/70(3)	1,023,748	1,020,360
Ellington Financial Mortgage Trust, Series 2024-NQM1, Class A1B, 5.81%, 11/25/69(3)	452,646	456,108
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(3)	280,613	281,658
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(3)	322,268	323,761

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(3)	$271,347	$272,408
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(3)	406,587	407,515
GS Mortgage-Backed Securities Trust, Series 2026-NQM3, Class A1, VRN, 5.22%, 5/25/66(3)	1,426,100	1,426,074
GS Mortgage-Backed Securities Trust, Series 2026-PJ6, Class A4, SEQ, VRN, 5.50%, 9/25/56(3)	800,000	802,414
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(3)	893,607	891,263
HOMES Trust, Series 2026-NQM2, Class A1, VRN, 5.49%, 1/25/71(3)	1,082,071	1,087,529
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	128,198	115,358
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(3)	779,563	780,743
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(3)	237,278	239,281
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(3)	747,675	749,635
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(3)	457,242	457,967
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(3)	220,638	220,672
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(3)	1,106,137	1,108,690
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(3)	1,729,614	1,718,907
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(3)	776,272	778,135
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1, VRN, 6.00%, 3/25/55(3)	506,963	511,244
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(3)	329,386	330,861
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A3, 5.42%, 9/25/70(3)	588,736	585,988
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM9, Class A2, 5.22%, 9/25/70(3)	1,414,581	1,408,522
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.73%, 1/26/71(3)	924,447	917,259
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.71%, 4/25/53(3)	302,072	302,142
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(3)	352,215	353,692
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(3)	251,066	250,290
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(3)	1,164,686	1,162,962
PRKCM Trust, Series 2025-AFC1, Class A1, VRN, 5.10%, 10/25/60(3)	1,018,996	1,015,993
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(3)	1,288,047	1,276,490
PRKCM Trust, Series 2026-AFC2, Class A1, VRN, 5.37%, 4/25/61(3)	1,697,333	1,700,960
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(3)	990,765	991,579
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(3)	1,196,555	1,197,576
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(3)	827,838	828,567
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(3)	399,698	400,023
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(3)	253,173	254,311
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(3)	974,908	966,687
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(3)	1,074,648	1,074,606
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(3)	164,516	164,708
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(3)	937,566	938,352
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(3)	807,000	806,997
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	31,932	28,767
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.86%, 3/25/64(3)	832,643	848,032
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	100,900	96,672
		38,480,035
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	7,135,062	897,704
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,216,273)		39,377,739
ASSET-BACKED SECURITIES — 3.2%
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A1A, 4.85%, 1/25/56(3)	1,523,543	1,509,887
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(3)	700,000	681,098
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	1,748,776	1,671,609
FIP Master Funding LLC, Series 2026-1A, Class A1, SEQ, 4.90%, 3/15/56(3)	1,205,665	1,191,343
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(3)	1,027,000	1,023,536
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(3)	595,807	476,489

Schedule of Investments - Balanced Fund

		Shares/Principal Amount	Value
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(3)		$1,781,426	$1,769,273
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(3)		1,889,932	1,866,617
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(3)		1,093,207	1,037,180
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(3)		1,184,166	1,172,704
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)		1,350,000	823,500
Purchasing Power Funding LLC, Series 2026-A, Class A, SEQ, 4.37%, 8/15/30(3)		1,227,000	1,217,759
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(3)		387,132	389,118
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(3)		241,641	243,314
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(3)		197,750	198,096
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(3)		1,495,273	1,482,019
RCKT Mortgage Trust, Series 2026-CES3, Class A1A, 5.14%, 3/25/56(3)		1,483,467	1,482,541
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(3)		933,698	933,224
RNL PH Owner LLC, Series 2026-1A, Class A, SEQ, 4.91%, 3/20/56(3)		779,505	763,141
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(3)		1,335,277	1,326,326
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/25/56(3)		2,039,333	2,023,399
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(3)		300,000	305,944
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(3)		1,213,922	1,174,182
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(3)		745,645	751,575
SVC ABS LLC, Series 2026-1A, Class A, SEQ, 5.16%, 3/20/56(3)		796,447	782,925
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(3)		525,000	521,345
Trackside Rail LLC, Series 2026-1A, Class A, SEQ, 4.89%, 3/20/56(3)		1,261,520	1,240,546
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(3)		929,101	922,085
TOTAL ASSET-BACKED SECURITIES (Cost $29,707,503)			28,980,775
CONVERTIBLE PREFERRED SECURITIES — 1.2%
Banks — 1.2%
Banco Bilbao Vizcaya Argentaria SA, 6.125%		400,000	401,470
Banco Bilbao Vizcaya Argentaria SA, 9.375%		200,000	220,306
Banco Santander SA, 4.75%		200,000	199,196
Banco Santander SA, 9.625%		400,000	439,481
BNP Paribas SA, 8.50%(3)		1,042,000	1,104,160
Credit Agricole SA, 4.75%(3)		245,000	238,645
HSBC Holdings PLC, 6.50%		693,000	700,457
HSBC Holdings PLC, 6.875%		350,000	359,742
ING Groep NV, 4.875%		930,000	900,624
ING Groep NV, 7.50%		835,000	865,386
Lloyds Banking Group PLC, 8.00%		830,000	888,087
Macquarie Bank Ltd., 6.125%(3)		647,000	653,107
Skandinaviska Enskilda Banken AB, 6.875%		800,000	813,151
Societe Generale SA, 9.375%(3)		600,000	633,125
Societe Generale SA, 10.00%(3)		200,000	219,222
Svenska Handelsbanken AB, 4.375%		1,000,000	991,897
Swedbank AB, 7.625%		1,000,000	1,036,001
			10,664,057
Capital Markets — 0.0%
UBS Group AG, 9.25%(3)		485,000	525,139
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $11,143,606)			11,189,196
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(3)		$865,000	872,741
New Zealand — 0.5%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	3,630,000	2,127,987

Schedule of Investments - Balanced Fund

		Shares/Principal Amount	Value
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	4,480,000	$2,554,854
			4,682,841
Saudi Arabia — 0.1%
Saudi Government International Bonds, 4.875%, 1/12/36(3)		$900,000	886,560
United Kingdom — 0.3%
U.K. Gilts, 4.75%, 10/22/35	GBP	1,730,000	2,307,004
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,698,803)			8,749,146
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/39(3)		$505,000	512,106
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57		692,000	719,351
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(3)		557,000	561,822
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(3)		760,000	766,533
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(3)		765,000	785,715
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.10%, (1-month SOFR plus 1.44%), 2/15/42(3)		1,213,000	1,204,126
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,535,199)			4,549,653
PREFERRED SECURITIES — 0.4%
Banks — 0.2%
Citigroup, Inc., 7.625%		1,487,000	1,547,362
M&T Bank Corp., 5.125%		395,000	393,490
			1,940,852
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%		1,450,000	1,448,546
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.35%		528,000	523,713
TOTAL PREFERRED SECURITIES (Cost $3,893,100)			3,913,111
MUNICIPAL SECURITIES — 0.3%
California Public Finance Authority Rev., (Children's Hospital Los Angeles Obligated Group), 5.40%, 11/15/36 (AG)		$190,000	190,482
California State University Rev., 2.98%, 11/1/51		500,000	331,859
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49		275,000	223,332
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34		430,000	380,990
Houston GO, 3.96%, 3/1/47		120,000	102,201
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47		570,000	430,425
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		130,000	132,742
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		95,000	108,670
New York City GO, 6.27%, 12/1/37		95,000	100,286
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48		330,000	237,399
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		50,000	45,848
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		245,000	154,299
State of California GO, 7.60%, 11/1/40		80,000	95,970
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		185,000	186,137
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55		55,000	57,791
University of California Rev., 3.07%, 5/15/51		180,000	122,824
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)		65,000	65,030
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)		75,000	75,535
TOTAL MUNICIPAL SECURITIES (Cost $3,649,760)			3,041,820
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P 500 ETF		1,283	926,416

Schedule of Investments - Balanced Fund

	Shares/Principal Amount	Value
State Street SPDR Portfolio High Yield Bond ETF	75,900	$1,787,445
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,645,692)		2,713,861
COLLATERALIZED LOAN OBLIGATIONS — 0.2%
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.23%, (1-month SOFR plus 1.56%), 10/16/36(3)	$1,075,000	1,075,552
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 4.85%, (3-month SOFR plus 1.20%), 2/15/33(3)	500,000	498,937
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,575,000)		1,574,489
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $789,969)	700,000	779,342
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,597,664)	8,597,664	8,597,664
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $648,125,648)		908,190,344
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,856,350)
TOTAL NET ASSETS — 100.0%		$906,333,994

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	59,641	USD	68,935	Goldman Sachs & Co. LLC	6/26/26	$1,229
EUR	75,788	USD	88,812	Goldman Sachs & Co. LLC	6/26/26	348
EUR	96,102	USD	112,632	Morgan Stanley & Co. LLC	6/26/26	427
EUR	52,088	USD	61,572	Morgan Stanley & Co. LLC	6/26/26	(293)
EUR	70,058	USD	81,261	UBS AG	6/26/26	1,158
USD	428,953	EUR	367,286	Citibank NA	6/26/26	(3,135)
USD	71,370	EUR	61,464	Goldman Sachs & Co. LLC	6/26/26	(939)
USD	428,791	EUR	367,285	Goldman Sachs & Co. LLC	6/26/26	(3,297)
USD	114,030	EUR	98,446	Goldman Sachs & Co. LLC	6/26/26	(1,786)
USD	151,190	EUR	128,657	Morgan Stanley & Co. LLC	6/26/26	(168)
USD	428,620	EUR	367,285	Morgan Stanley & Co. LLC	6/26/26	(3,468)
USD	54,600	EUR	47,140	Morgan Stanley & Co. LLC	6/26/26	(857)
USD	428,806	EUR	367,286	UBS AG	6/26/26	(3,283)
USD	87,908	EUR	74,746	UBS AG	6/26/26	(26)
USD	2,252,492	GBP	1,668,763	Morgan Stanley & Co. LLC	6/17/26	(18,101)
NZD	42,752	USD	25,000	Morgan Stanley & Co. LLC	6/17/26	292
USD	1,551,683	NZD	2,598,525	Goldman Sachs & Co. LLC	6/17/26	14,365
USD	835,935	NZD	1,432,935	Morgan Stanley & Co. LLC	6/17/26	(11,807)
USD	832,539	NZD	1,426,700	Morgan Stanley & Co. LLC	6/17/26	(11,513)
USD	1,391,281	NZD	2,383,864	Morgan Stanley & Co. LLC	6/17/26	(19,042)
USD	104,296	NZD	176,414	Morgan Stanley & Co. LLC	6/17/26	(73)
						$(59,969)

Schedule of Investments - Balanced Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	142	June 2026	$29,411,750	$(2,511)
U.S. Treasury Long Bonds	90	June 2026	10,155,938	(242,519)
U.S. Treasury Ultra Bonds	193	June 2026	22,201,031	(879,048)
			$61,768,719	$(1,124,078)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	4	June 2026	$451,438	$492
U.S. Treasury 10-Year Notes	6	June 2026	663,562	5,645
			$1,115,000	$6,137
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,853,576.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $97,245,399, which represented 10.7% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

Schedule of Investments - Balanced Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$551,752,847	$2,214,576	—
U.S. Treasury Securities	—	88,455,901	—
U.S. Government Agency Mortgage-Backed Securities	—	78,100,827	—
Corporate Bonds	—	74,199,397	—
Collateralized Mortgage Obligations	—	39,377,739	—
Asset-Backed Securities	—	28,980,775	—
Convertible Preferred Securities	—	11,189,196	—
Sovereign Governments and Agencies	—	8,749,146	—
Commercial Mortgage-Backed Securities	—	4,549,653	—
Preferred Securities	—	3,913,111	—
Municipal Securities	—	3,041,820	—
Exchange-Traded Funds	2,713,861	—	—
Collateralized Loan Obligations	—	1,574,489	—
U.S. Government Agency Securities	—	779,342	—
Short-Term Investments	8,597,664	—	—
	$563,064,372	$345,125,972	—
Other Financial Instruments
Futures Contracts	$6,137	—	—
Forward Foreign Currency Exchange Contracts	—	$17,819	—
	$6,137	$17,819	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,124,078	—	—
Forward Foreign Currency Exchange Contracts	—	$77,788	—
	$1,124,078	$77,788	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	$35,181	$35,181
Unrealized appreciation on forward foreign currency exchange contracts	$17,819	—	17,819
			$53,000
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$77,788	—	$77,788
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Schedule of Investments - Balanced Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$111,020	—	$111,020
Futures contract transactions	—	—	$258,346	258,346
Swap agreement transactions	$(19,606)	—	—	(19,606)
				$349,760
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(150,288)	—	$(150,288)
Futures contracts	—	—	$(1,611,794)	(1,611,794)
Swap agreements	$29,464	—	—	29,464
				$(1,732,618)
See Notes to Financial Statements.

Schedule of Investments - Growth Fund

APRIL 30, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.5%
General Electric Co.	684,136	$198,351,550
Rocket Lab Corp.(1)	293,200	24,191,932
		222,543,482
Automobiles — 2.6%
Tesla, Inc.(1)	1,010,063	385,470,343
Banks — 0.3%
Regions Financial Corp.	1,698,047	48,479,242
Biotechnology — 2.4%
AbbVie, Inc.	1,162,991	245,763,258
Vertex Pharmaceuticals, Inc.(1)	234,644	100,282,153
		346,045,411
Broadline Retail — 5.2%
Amazon.com, Inc.(1)	2,894,353	767,177,206
Building Products — 0.7%
Trane Technologies PLC	194,103	95,603,492
Capital Markets — 1.3%
Goldman Sachs Group, Inc.	70,728	65,336,404
KKR & Co., Inc.	381,552	39,811,136
Robinhood Markets, Inc., Class A(1)	188,397	13,732,257
S&P Global, Inc.	152,256	65,657,355
		184,537,152
Communications Equipment — 0.4%
Motorola Solutions, Inc.	114,225	50,148,202
Construction and Engineering — 0.3%
Sterling Infrastructure, Inc.(1)	85,058	43,857,606
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	281,091	285,175,252
Electrical Equipment — 1.9%
Eaton Corp. PLC	146,499	63,435,532
GE Vernova, Inc.	193,947	210,133,817
		273,569,349
Electronic Equipment, Instruments and Components — 1.2%
Amphenol Corp., Class A	984,645	145,008,669
Coherent Corp.(1)	95,834	30,639,088
		175,647,757
Energy Equipment and Services — 0.2%
SLB Ltd.	540,071	30,719,238
Entertainment — 2.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)	516,852	44,423,429
Netflix, Inc.(1)	2,925,091	273,817,769
Spotify Technology SA(1)	151,480	67,643,394
		385,884,592
Financial Services — 3.5%
Apollo Global Management, Inc.	363,717	46,817,652
Mastercard, Inc., Class A	937,091	471,281,806
		518,099,458
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	1,774,525	132,397,310

Schedule of Investments - Growth Fund

	Shares	Value
Health Care Equipment and Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	64,138	$35,968,590
Intuitive Surgical, Inc.(1)	312,670	143,080,919
		179,049,509
Health Care Providers and Services — 0.5%
Cencora, Inc.	223,413	68,813,438
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	453,683	63,678,946
Dutch Bros, Inc., Class A(1)	1,321,335	75,989,976
Expedia Group, Inc.	241,347	59,943,354
Marriott International, Inc., Class A	152,450	55,139,641
		254,751,917
Household Products — 0.6%
Church & Dwight Co., Inc.	312,031	30,285,729
Procter & Gamble Co.	385,305	56,674,512
		86,960,241
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	270,729	42,731,865
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	266,554	57,130,519
Interactive Media and Services — 12.3%
Alphabet, Inc., Class A	3,531,212	1,358,810,377
Meta Platforms, Inc., Class A	712,436	435,946,713
Reddit, Inc., Class A(1)	97,696	14,383,782
		1,809,140,872
IT Services — 1.7%
Cloudflare, Inc., Class A(1)	273,647	56,089,426
MongoDB, Inc.(1)	205,629	51,577,922
Okta, Inc.(1)	896,911	66,057,495
Snowflake, Inc., Class A(1)	555,511	75,810,586
		249,535,429
Machinery — 0.9%
Parker-Hannifin Corp.	86,265	78,451,117
Xylem, Inc.	501,433	59,249,323
		137,700,440
Pharmaceuticals — 3.3%
Eli Lilly & Co.	462,235	432,004,831
Zoetis, Inc.	459,863	52,870,449
		484,875,280
Semiconductors and Semiconductor Equipment — 23.7%
Analog Devices, Inc.	171,540	69,003,680
Applied Materials, Inc.	257,294	101,499,910
ASML Holding NV	48,053	69,462,803
Broadcom, Inc.	2,325,861	970,884,157
Lam Research Corp.	682,812	176,069,902
Micron Technology, Inc.	43,074	22,276,150
NVIDIA Corp.	10,038,406	2,003,364,686
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	195,019	77,239,225
		3,489,800,513
Software — 14.9%
AppLovin Corp., Class A(1)	296,122	132,174,055
Cadence Design Systems, Inc.(1)	452,550	149,155,955
Crowdstrike Holdings, Inc., Class A(1)	239,687	106,840,480

Schedule of Investments - Growth Fund

	Shares	Value
Datadog, Inc., Class A(1)	606,043	$80,112,824
Dynatrace, Inc.(1)	1,743,338	63,126,269
Microsoft Corp.	3,595,016	1,465,975,625
Oracle Corp.	278,101	44,882,720
Palantir Technologies, Inc., Class A(1)	431,776	60,064,359
ServiceNow, Inc.(1)	992,419	87,640,522
		2,189,972,809
Specialty Retail — 2.3%
Home Depot, Inc.	389,047	127,918,654
O'Reilly Automotive, Inc.(1)	1,130,068	112,328,759
TJX Cos., Inc.	507,476	79,546,863
Tractor Supply Co.	323,598	11,358,290
		331,152,566
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	4,608,721	1,250,576,443
Trading Companies and Distributors — 0.3%
Fastenal Co.	1,112,549	49,986,827
TOTAL COMMON STOCKS (Cost $5,748,797,073)		14,627,533,760
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF(2) (Cost $52,212,102)	440,048	52,484,525
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	70,502	70,502
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,952,793	14,952,793
		15,023,295
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $24,532,102), at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $24,053,432)		24,051,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,074,295)		39,074,295
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,840,083,470)		14,719,092,580
OTHER ASSETS AND LIABILITIES — (0.1)%		(16,920,304)
TOTAL NET ASSETS — 100.0%		$14,702,172,276

Schedule of Investments - Growth Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,902,782	USD	2,199,300	Goldman Sachs & Co. LLC	6/26/26	$39,204
EUR	2,957,434	USD	3,465,661	Goldman Sachs & Co. LLC	6/26/26	13,577
EUR	3,049,180	USD	3,573,639	Morgan Stanley & Co. LLC	6/26/26	13,531
EUR	1,652,672	USD	1,953,577	Morgan Stanley & Co. LLC	6/26/26	(9,312)
EUR	2,235,145	USD	2,592,565	UBS AG	6/26/26	36,944
USD	13,685,340	EUR	11,717,894	Citibank NA	6/26/26	(100,032)
USD	2,276,973	EUR	1,960,945	Goldman Sachs & Co. LLC	6/26/26	(29,957)
USD	13,680,173	EUR	11,717,894	Goldman Sachs & Co. LLC	6/26/26	(105,199)
USD	3,323,500	EUR	2,869,291	Goldman Sachs & Co. LLC	6/26/26	(52,042)
USD	4,797,010	EUR	4,082,100	Morgan Stanley & Co. LLC	6/26/26	(5,326)
USD	13,674,722	EUR	11,717,894	Morgan Stanley & Co. LLC	6/26/26	(110,650)
USD	1,741,957	EUR	1,503,945	Morgan Stanley & Co. LLC	6/26/26	(27,340)
USD	13,680,642	EUR	11,717,894	UBS AG	6/26/26	(104,731)
USD	2,789,197	EUR	2,371,585	UBS AG	6/26/26	(825)
						$(442,158)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,708,615. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,952,793.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,558,070,957	$69,462,803	—
Exchange-Traded Funds	52,484,525	—	—
Short-Term Investments	15,023,295	24,051,000	—
	$14,625,578,777	$93,513,803	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$103,256	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$545,414	—

Schedule of Investments - Growth Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$103,256
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$545,414

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$1,325,947
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(2,173,329)

See Notes to Financial Statements.

Schedule of Investments - Heritage Fund

APRIL 30, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.2%
Aerospace and Defense — 8.3%
Axon Enterprise, Inc.(1)	137,674	$55,311,906
Curtiss-Wright Corp.	78,425	56,481,685
HEICO Corp.	200,543	54,130,567
Howmet Aerospace, Inc.	885,547	215,223,343
Rocket Lab Corp.(1)	807,790	66,650,753
		447,798,254
Banks — 0.7%
NU Holdings Ltd., Class A(1)	2,807,152	40,647,561
Biotechnology — 6.7%
Alnylam Pharmaceuticals, Inc.(1)	413,220	127,887,458
Insmed, Inc.(1)	708,677	96,613,936
Natera, Inc.(1)	406,851	83,876,402
Viking Therapeutics, Inc.(1)(2)	1,569,307	48,930,992
		357,308,788
Broadline Retail — 1.2%
Coupang, Inc.(1)	3,157,244	63,081,735
Building Products — 1.1%
Johnson Controls International PLC	397,280	58,014,798
Capital Markets — 2.4%
LPL Financial Holdings, Inc.	245,564	82,050,299
MSCI, Inc.	37,549	22,206,854
Robinhood Markets, Inc., Class A(1)	313,345	22,839,717
		127,096,870
Commercial Services and Supplies — 1.0%
Republic Services, Inc.	259,346	54,260,370
Communications Equipment — 0.5%
Ciena Corp.(1)	55,206	29,125,582
Construction and Engineering — 5.1%
EMCOR Group, Inc.	104,105	92,827,305
Quanta Services, Inc.	247,710	180,275,907
		273,103,212
Construction Materials — 1.6%
Vulcan Materials Co.	294,882	88,977,695
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc.	108,768	89,423,611
Sprouts Farmers Market, Inc.(1)	261,501	21,403,857
		110,827,468
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	166,898	13,537,097
Duolingo, Inc.(1)	73,331	8,073,743
		21,610,840
Electrical Equipment — 5.3%
Hubbell, Inc.	60,547	30,768,169
Vertiv Holdings Co., Class A	765,439	251,439,057
		282,207,226
Electronic Equipment, Instruments and Components — 0.5%
Coherent Corp.(1)	83,925	26,831,662
Entertainment — 2.3%
ROBLOX Corp., Class A(1)	1,404,467	77,610,846

Schedule of Investments - Heritage Fund

	Shares	Value
Spotify Technology SA(1)	103,894	$46,393,866
		124,004,712
Financial Services — 3.5%
Affirm Holdings, Inc.(1)	726,876	46,723,589
Corpay, Inc.(1)	275,154	84,326,446
Toast, Inc., Class A(1)	1,917,030	54,673,696
		185,723,731
Ground Transportation — 1.2%
XPO, Inc.(1)	283,475	62,401,352
Health Care Equipment and Supplies — 2.8%
Dexcom, Inc.(1)	1,329,756	79,186,970
IDEXX Laboratories, Inc.(1)	126,406	70,888,485
		150,075,455
Health Care Providers and Services — 2.0%
Cencora, Inc.	356,276	109,736,571
Hotels, Restaurants and Leisure — 10.5%
Chipotle Mexican Grill, Inc.(1)	704,738	23,954,045
DoorDash, Inc., Class A(1)	180,821	30,495,462
Expedia Group, Inc.	151,686	37,674,252
Flutter Entertainment PLC(1)	376,134	40,596,143
Hilton Worldwide Holdings, Inc.	726,916	235,571,668
Royal Caribbean Cruises Ltd.	550,459	145,189,066
Viking Holdings Ltd.(1)	478,816	39,219,818
Wingstop, Inc.	52,226	8,568,197
		561,268,651
Household Durables — 0.7%
TopBuild Corp.(1)	85,873	38,015,977
Household Products — 0.4%
Church & Dwight Co., Inc.	246,752	23,949,749
Independent Power and Renewable Electricity Producers — 1.5%
Vistra Corp.	504,880	79,690,259
Interactive Media and Services — 1.0%
Reddit, Inc., Class A(1)	350,587	51,616,924
IT Services — 5.4%
Cloudflare, Inc., Class A(1)	706,820	144,876,895
Okta, Inc.(1)	708,415	52,174,765
Snowflake, Inc., Class A(1)	200,681	27,386,936
Twilio, Inc., Class A(1)	428,718	63,475,987
		287,914,583
Life Sciences Tools and Services — 2.7%
Bio-Techne Corp.	1,242,102	68,713,083
West Pharmaceutical Services, Inc.	265,543	79,022,941
		147,736,024
Machinery — 0.8%
Crane Co.	240,632	42,767,525
Metals and Mining — 0.8%
Capstone Copper Corp.(1)	2,852,846	23,774,592
MP Materials Corp.(1)(2)	267,914	17,693,040
		41,467,632
Oil, Gas and Consumable Fuels — 3.7%
Cameco Corp.	234,837	28,894,345
Permian Resources Corp.	2,246,947	48,578,994

Schedule of Investments - Heritage Fund

	Shares	Value
Targa Resources Corp.	457,100	$118,882,568
		196,355,907
Pharmaceuticals — 0.7%
Structure Therapeutics, Inc., ADR(1)	967,353	40,096,782
Professional Services — 0.7%
CACI International, Inc., Class A(1)	70,985	36,879,547
Semiconductors and Semiconductor Equipment — 5.7%
Astera Labs, Inc.(1)	191,593	37,310,821
Lattice Semiconductor Corp.(1)	473,740	57,928,927
Monolithic Power Systems, Inc.	100,723	162,608,218
ON Semiconductor Corp.(1)	456,132	45,982,667
		303,830,633
Software — 5.8%
Cadence Design Systems, Inc.(1)	225,056	74,176,207
Datadog, Inc., Class A(1)	724,407	95,759,361
Fair Isaac Corp.(1)	36,581	37,495,525
HubSpot, Inc.(1)	106,740	23,670,663
Samsara, Inc., Class A(1)	1,881,378	54,070,804
Zscaler, Inc.(1)	198,021	25,877,384
		311,049,944
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	282,838	90,510,988
Carvana Co.(1)	261,868	103,647,355
Tractor Supply Co.	970,572	34,067,077
		228,225,420
Technology Hardware, Storage and Peripherals — 0.7%
Everpure, Inc., Class A(1)	495,380	35,394,901
Textiles, Apparel and Luxury Goods — 1.2%
On Holding AG, Class A(1)	1,106,939	39,418,098
Tapestry, Inc.	192,386	27,903,665
		67,321,763
Trading Companies and Distributors — 3.0%
Fastenal Co.	2,052,700	92,227,811
WESCO International, Inc.	198,806	69,407,151
		161,634,962
TOTAL COMMON STOCKS (Cost $4,129,524,242)		5,268,051,065
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	355,533	355,533
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $101,989,922), at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $100,000,110)		99,990,000
TOTAL SHORT-TERM INVESTMENTS (Cost $100,345,533)		100,345,533
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,229,869,775)		5,368,396,598
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,559,225)
TOTAL NET ASSETS — 100.0%		$5,363,837,373

Schedule of Investments - Heritage Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,300,919. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $22,584,785, all of which is securities collateral.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,244,276,473	$23,774,592	—
Short-Term Investments	355,533	99,990,000	—
	$5,244,632,006	$123,764,592	—

See Notes to Financial Statements.

Schedule of Investments - Large Cap Equity Fund

APRIL 30, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Air Freight and Logistics — 0.5%
FedEx Corp.	39,678	$16,002,534
Automobiles — 1.3%
Tesla, Inc.(1)	106,687	40,714,960
Banks — 4.2%
Bank of America Corp.	817,395	43,697,937
JPMorgan Chase & Co.	150,375	47,101,961
Regions Financial Corp.	1,391,314	39,722,015
		130,521,913
Beverages — 0.8%
PepsiCo, Inc.	147,966	23,451,131
Biotechnology — 2.2%
AbbVie, Inc.	129,055	27,271,903
Gilead Sciences, Inc.	191,924	25,111,336
Vertex Pharmaceuticals, Inc.(1)	35,704	15,259,175
		67,642,414
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	459,523	121,801,166
Building Products — 1.7%
Johnson Controls International PLC	179,931	26,275,324
Trane Technologies PLC	55,803	27,485,210
		53,760,534
Capital Markets — 4.4%
Ameriprise Financial, Inc.	36,323	17,245,797
Blackrock, Inc.	17,824	18,993,255
Goldman Sachs Group, Inc.	28,404	26,238,763
Intercontinental Exchange, Inc.	86,765	13,716,679
KKR & Co., Inc.	117,622	12,272,680
Morgan Stanley	125,297	23,880,355
S&P Global, Inc.	60,106	25,919,510
		138,267,039
Chemicals — 1.6%
Ecolab, Inc.	65,301	17,017,441
Linde PLC	63,872	32,008,814
		49,026,255
Communications Equipment — 0.8%
Motorola Solutions, Inc.	56,298	24,716,511
Consumer Finance — 0.9%
American Express Co.	82,260	26,574,093
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	21,577	21,890,514
Sysco Corp.	279,517	20,882,715
		42,773,229
Containers and Packaging — 0.5%
Ball Corp.	242,708	14,824,605
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	219,383	10,536,966
Electric Utilities — 1.8%
NextEra Energy, Inc.	583,793	57,141,659

Schedule of Investments - Large Cap Equity Fund

	Shares	Value
Electrical Equipment — 1.7%
Eaton Corp. PLC	63,896	$27,667,607
GE Vernova, Inc.	22,435	24,307,425
		51,975,032
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., Class A	92,039	13,554,584
Coherent Corp.(1)	15,655	5,005,060
		18,559,644
Energy Equipment and Services — 1.5%
SLB Ltd.	838,900	47,716,632
Entertainment — 0.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	48,781	4,192,727
Netflix, Inc.(1)	249,591	23,364,213
		27,556,940
Financial Services — 2.4%
Mastercard, Inc., Class A	94,098	47,323,766
Visa, Inc., Class A	82,302	27,146,492
		74,470,258
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	170,733	12,738,389
Union Pacific Corp.	63,749	17,179,081
		29,917,470
Health Care Equipment and Supplies — 0.9%
IDEXX Laboratories, Inc.(1)	26,534	14,880,267
Intuitive Surgical, Inc.(1)	28,195	12,902,314
		27,782,581
Health Care Providers and Services — 1.8%
Cencora, Inc.	43,582	13,423,692
Cigna Group	89,070	25,881,960
UnitedHealth Group, Inc.	48,543	17,984,211
		57,289,863
Health Care REITs — 1.1%
Welltower, Inc.	165,215	35,907,828
Hotels, Restaurants and Leisure — 1.4%
Airbnb, Inc., Class A(1)	39,954	5,607,943
Booking Holdings, Inc.	86,972	14,642,606
Marriott International, Inc., Class A	67,323	24,350,056
		44,600,605
Household Products — 1.8%
Church & Dwight Co., Inc.	149,522	14,512,605
Colgate-Palmolive Co.	114,676	9,788,743
Procter & Gamble Co.	212,684	31,283,690
		55,585,038
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	104,774	22,456,211
Industrial REITs — 1.1%
Prologis, Inc.	237,170	33,682,883
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	68,841	11,545,324
MetLife, Inc.	264,937	21,221,454
Progressive Corp.	57,201	11,513,417
		44,280,195

Schedule of Investments - Large Cap Equity Fund

	Shares	Value
Interactive Media and Services — 8.9%
Alphabet, Inc., Class A	580,348	$223,317,910
Meta Platforms, Inc., Class A	87,192	53,353,657
		276,671,567
IT Services — 1.3%
International Business Machines Corp.	152,025	35,114,734
MongoDB, Inc.(1)	22,726	5,700,363
		40,815,097
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	80,033	9,247,813
Danaher Corp.	132,306	23,676,159
Thermo Fisher Scientific, Inc.	38,313	18,350,394
		51,274,366
Machinery — 3.1%
Cummins, Inc.	59,000	39,589,590
Deere & Co.	30,025	17,710,847
Parker-Hannifin Corp.	19,710	17,924,668
Xylem, Inc.	172,096	20,334,863
		95,559,968
Oil, Gas and Consumable Fuels — 1.2%
Cheniere Energy, Inc.	30,577	8,407,146
Williams Cos., Inc.	398,599	30,417,090
		38,824,236
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	159,225	9,647,443
Eli Lilly & Co.	43,829	40,962,583
Merck & Co., Inc.	140,785	15,370,906
Zoetis, Inc.	131,380	15,104,759
		81,085,691
Professional Services — 0.5%
Automatic Data Processing, Inc.	71,045	15,057,277
Semiconductors and Semiconductor Equipment — 16.9%
Analog Devices, Inc.	123,233	49,571,707
Applied Materials, Inc.	69,863	27,560,255
ASML Holding NV	8,536	12,339,177
Broadcom, Inc.	277,297	115,752,087
Lam Research Corp.	80,258	20,695,328
Micron Technology, Inc.	57,015	29,485,877
NVIDIA Corp.	1,285,676	256,582,359
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,414	16,402,429
		528,389,219
Software — 9.2%
AppLovin Corp., Class A(1)	24,326	10,857,910
Cadence Design Systems, Inc.(1)	93,766	30,904,336
Crowdstrike Holdings, Inc., Class A(1)	26,907	11,993,795
Dynatrace, Inc.(1)	298,540	10,810,134
Microsoft Corp.	471,681	192,342,078
Salesforce, Inc.	50,394	8,896,053
ServiceNow, Inc.(1)	130,520	11,526,221
Workday, Inc., Class A(1)	72,774	8,907,538
		286,238,065
Specialized REITs — 0.6%
Equinix, Inc.	17,176	18,598,688

Schedule of Investments - Large Cap Equity Fund

	Shares	Value
Specialty Retail — 3.0%
Home Depot, Inc.	109,907	$36,137,422
O'Reilly Automotive, Inc.(1)	181,218	18,013,069
TJX Cos., Inc.	216,708	33,968,979
Tractor Supply Co.	140,102	4,917,580
		93,037,050
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	538,313	146,071,233
Western Digital Corp.	37,385	16,244,530
		162,315,763
Trading Companies and Distributors — 1.1%
Ferguson Enterprises, Inc.	56,590	15,149,709
United Rentals, Inc.	20,374	19,555,780
		34,705,489
TOTAL COMMON STOCKS (Cost $1,493,477,574)		3,112,108,665
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF (Cost $4,490,787)	6,533	4,717,283
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,497,968,361)		3,116,825,948
OTHER ASSETS AND LIABILITIES — 0.0%		1,086,086
TOTAL NET ASSETS — 100.0%		$3,117,912,034

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	338,341	USD	391,066	Goldman Sachs & Co. LLC	6/26/26	$6,971
EUR	296,028	USD	346,900	Goldman Sachs & Co. LLC	6/26/26	1,359
EUR	545,186	USD	638,958	Morgan Stanley & Co. LLC	6/26/26	2,419
EUR	295,494	USD	349,295	Morgan Stanley & Co. LLC	6/26/26	(1,665)
EUR	288,300	USD	338,358	Morgan Stanley & Co. LLC	6/26/26	809
EUR	397,439	USD	460,993	UBS AG	6/26/26	6,569
USD	2,445,761	EUR	2,094,151	Citibank NA	6/26/26	(17,877)
USD	355,882	EUR	306,488	Goldman Sachs & Co. LLC	6/26/26	(4,682)
USD	2,444,837	EUR	2,094,151	Goldman Sachs & Co. LLC	6/26/26	(18,801)
USD	646,892	EUR	558,484	Goldman Sachs & Co. LLC	6/26/26	(10,130)
USD	857,695	EUR	729,870	Morgan Stanley & Co. LLC	6/26/26	(952)
USD	2,443,863	EUR	2,094,151	Morgan Stanley & Co. LLC	6/26/26	(19,775)
USD	309,744	EUR	267,422	Morgan Stanley & Co. LLC	6/26/26	(4,861)
USD	2,444,921	EUR	2,094,151	UBS AG	6/26/26	(18,717)
USD	498,702	EUR	424,034	UBS AG	6/26/26	(147)
						$(79,480)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

Schedule of Investments - Large Cap Equity Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,099,769,488	$12,339,177	—
Exchange-Traded Funds	4,717,283	—	—
	$3,104,486,771	$12,339,177	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$18,127	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$97,607	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$18,127
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$97,607

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$296,217
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(336,126)

See Notes to Financial Statements.

Schedule of Investments - Select Fund

APRIL 30, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.9%
Mercury Systems, Inc.(1)	627,700	$49,531,807
York Space Systems, Inc.(1)(2)	345,200	11,446,832
		60,978,639
Automobiles — 3.7%
Tesla, Inc.(1)	616,500	235,274,895
Biotechnology — 3.6%
Gilead Sciences, Inc.	804,100	105,208,444
Ionis Pharmaceuticals, Inc.(1)	962,000	71,919,120
Regeneron Pharmaceuticals, Inc.	79,400	56,140,564
		233,268,128
Broadline Retail — 8.0%
Amazon.com, Inc.(1)	1,924,900	510,213,994
Capital Markets — 0.5%
MSCI, Inc.	55,100	32,586,691
Commercial Services and Supplies — 0.4%
Veralto Corp.	282,000	24,872,400
Communications Equipment — 0.8%
Lumentum Holdings, Inc.(1)	58,800	53,056,416
Consumer Finance — 0.8%
American Express Co.	156,000	50,395,800
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	103,900	105,409,667
Electrical Equipment — 1.5%
GE Vernova, Inc.	86,000	93,177,560
Entertainment — 1.7%
Netflix, Inc.(1)	893,400	83,631,174
Walt Disney Co.	213,000	22,098,750
		105,729,924
Financial Services — 3.3%
Mastercard, Inc., Class A	389,200	195,736,464
Rocket Cos., Inc., Class A(1)	904,800	13,228,176
		208,964,640
Ground Transportation — 0.1%
CSX Corp.	100,000	4,543,000
Health Care Equipment and Supplies — 0.3%
Boston Scientific Corp.(1)	178,700	10,294,907
Stryker Corp.	26,800	8,445,484
		18,740,391
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	265,900	37,321,724
Marriott International, Inc., Class A	82,400	29,803,256
Texas Roadhouse, Inc.	41,100	6,616,689
		73,741,669
Household Durables — 0.1%
Garmin Ltd.	33,300	8,362,962
Insurance — 0.6%
Progressive Corp.	177,200	35,666,816

Schedule of Investments - Select Fund

	Shares	Value
Interactive Media and Services — 16.8%
Alphabet, Inc., Class A	1,149,700	$442,404,560
Alphabet, Inc., Class C	863,200	329,690,608
Meta Platforms, Inc., Class A	494,400	302,528,304
		1,074,623,472
Life Sciences Tools and Services — 0.7%
Danaher Corp.	248,700	44,504,865
Machinery — 1.9%
Graco, Inc.	705,800	56,654,566
Lincoln Electric Holdings, Inc.	205,400	54,431,000
RBC Bearings, Inc.(1)	15,300	9,166,077
		120,251,643
Oil, Gas and Consumable Fuels — 0.7%
Cheniere Energy, Inc.	153,200	42,122,340
Pharmaceuticals — 1.8%
Eli Lilly & Co.	122,700	114,675,420
Professional Services — 0.9%
Broadridge Financial Solutions, Inc.	80,900	12,456,982
UL Solutions, Inc., Class A	389,986	35,289,834
Verisk Analytics, Inc.	43,200	7,969,968
		55,716,784
Semiconductors and Semiconductor Equipment — 25.9%
Analog Devices, Inc.	381,000	153,261,060
Broadcom, Inc.	675,100	281,806,993
KLA Corp.	74,900	131,101,215
NVIDIA Corp.	4,812,700	960,470,539
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	325,000	128,719,500
		1,655,359,307
Software — 11.4%
Adobe, Inc.(1)	23,600	5,807,960
AppLovin Corp., Class A(1)	193,000	86,145,550
Crowdstrike Holdings, Inc., Class A(1)	145,600	64,901,200
Microsoft Corp.	986,300	402,193,414
Oracle Corp.	494,400	79,791,216
Palantir Technologies, Inc., Class A(1)	265,000	36,864,150
Roper Technologies, Inc.	24,800	8,799,288
Zscaler, Inc.(1)	322,700	42,170,436
		726,673,214
Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	57,100	18,272,571
Lowe's Cos., Inc.	253,100	60,437,749
TJX Cos., Inc.	316,500	49,611,375
		128,321,695
Technology Hardware, Storage and Peripherals — 8.8%
Apple, Inc.	2,075,700	563,241,195
TOTAL COMMON STOCKS (Cost $2,047,803,266)		6,380,473,527
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,817	18,817
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,399,132	5,399,132
		5,417,949

Schedule of Investments - Select Fund

	Shares	Value
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $17,302,394), at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $16,964,715)		$16,963,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,380,949)		22,380,949
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,070,184,215)		6,402,854,476
OTHER ASSETS AND LIABILITIES — (0.2)%		(13,720,044)
TOTAL NET ASSETS — 100.0%		$6,389,134,432

WRITTEN OPTIONS CONTRACTS
Reference Equity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
TJX Cos., Inc.	590	Call	$165.00	5/15/26	$9,248,250	$(118,061)	$(25,075)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,265,742. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,399,132.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,380,473,527	—	—
Short-Term Investments	5,417,949	$16,963,000	—
	$6,385,891,476	$16,963,000	—

Liabilities
Other Financial Instruments
Written Options Contracts	$25,075	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Written options	$25,075

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Written options contract transactions	$803,550
Change in net unrealized appreciation (depreciation) on:
Written options contracts	$92,986

See Notes to Financial Statements.

Schedule of Investments - Small Cap Growth Fund

APRIL 30, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 6.2%
AAR Corp.(1)	574,754	$63,435,599
Astronics Corp.(1)	714,840	51,039,576
ATI, Inc.(1)	315,209	49,002,391
Carpenter Technology Corp.	100,423	43,001,128
Hexcel Corp.	797,724	74,882,352
Karman Holdings, Inc.(1)	478,919	32,556,914
		313,917,960
Banks — 2.3%
Bancorp, Inc.(1)	722,789	43,244,466
Coastal Financial Corp.(1)	300,040	22,689,025
Southstate Bank Corp.	269,469	26,319,037
Triumph Financial, Inc.(1)	325,561	22,033,968
		114,286,496
Biotechnology — 12.5%
ADMA Biologics, Inc.(1)	3,363,870	34,479,668
Alkermes PLC(1)	813,096	27,409,466
Arcutis Biotherapeutics, Inc.(1)	1,114,577	25,880,478
Arrowhead Pharmaceuticals, Inc.(1)	465,340	34,193,183
Bridgebio Pharma, Inc.(1)	824,499	58,630,124
Celldex Therapeutics, Inc.(1)	548,022	18,018,963
CG oncology, Inc.(1)	290,762	19,405,456
Cogent Biosciences, Inc.(1)	677,907	24,262,292
Cytokinetics, Inc.(1)	334,272	21,383,380
Evommune, Inc.(1)	377,257	8,978,717
Ionis Pharmaceuticals, Inc.(1)	311,872	23,315,551
Madrigal Pharmaceuticals, Inc.(1)	114,180	59,075,590
Mineralys Therapeutics, Inc.(1)	679,596	18,111,233
Newamsterdam Pharma Co. NV(1)(2)	432,256	12,345,231
Nuvalent, Inc., Class A(1)	325,117	32,602,733
Praxis Precision Medicines, Inc.(1)	84,230	26,855,051
Protagonist Therapeutics, Inc.(1)	406,743	40,255,355
Revolution Medicines, Inc.(1)	233,284	33,620,890
Scholar Rock Holding Corp.(1)	529,317	24,671,465
UroGen Pharma Ltd.(1)	874,981	20,850,797
Vaxcyte, Inc.(1)	248,107	14,201,645
Vera Therapeutics, Inc.(1)	553,104	19,696,033
Viking Therapeutics, Inc.(1)	223,650	6,973,407
Xenon Pharmaceuticals, Inc.(1)	510,246	28,594,186
		633,810,894
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.(1)	160,288	13,866,515
Building Products — 2.6%
Fortune Brands Innovations, Inc.	557,518	22,601,780
Hayward Holdings, Inc.(1)	4,528,796	67,977,228
Trex Co., Inc.(1)	994,271	38,975,423
		129,554,431
Capital Markets — 2.5%
Etoro Group Ltd., Class A(1)	537,066	19,108,808
Hamilton Lane, Inc., Class A	321,087	29,536,793

Schedule of Investments - Small Cap Growth Fund

	Shares	Value
Miami International Holdings, Inc.(1)	729,898	$33,932,958
Piper Sandler Cos.	509,985	44,470,692
		127,049,251
Chemicals — 1.8%
Element Solutions, Inc.	1,071,172	45,621,215
Sensient Technologies Corp.	413,893	47,034,801
		92,656,016
Commercial Services and Supplies — 1.8%
Casella Waste Systems, Inc., Class A(1)	460,950	36,530,288
OPENLANE, Inc.(1)	1,804,067	56,719,866
		93,250,154
Construction and Engineering — 4.8%
Argan, Inc.	128,478	86,077,691
Construction Partners, Inc., Class A(1)	324,896	40,176,639
Sterling Infrastructure, Inc.(1)	229,573	118,372,430
		244,626,760
Construction Materials — 0.4%
Titan America SA(1)	1,308,284	21,573,603
Consumer Finance — 1.9%
Dave, Inc.(1)	143,809	39,114,610
Enova International, Inc.(1)	218,241	36,972,208
Figure Technology Solutions, Inc., Class A(1)(2)	594,692	20,873,689
		96,960,507
Consumer Staples Distribution & Retail — 0.7%
PriceSmart, Inc.	231,220	36,283,042
Diversified Telecommunication Services — 0.8%
Globalstar, Inc.(1)	478,041	39,342,774
Electric Utilities — 0.3%
Oklo, Inc.(1)(2)	183,082	13,273,445
Electrical Equipment — 1.0%
Regal Rexnord Corp.	225,448	48,478,083
Electronic Equipment, Instruments and Components — 7.8%
Cognex Corp.	806,598	44,774,255
Fabrinet(1)	117,624	80,392,475
Itron, Inc.(1)	199,863	16,748,519
Littelfuse, Inc.	146,282	59,122,796
Mirion Technologies, Inc., Class A(1)	2,392,374	47,249,387
Novanta, Inc.(1)	428,773	55,538,967
Plexus Corp.(1)	363,245	91,021,932
		394,848,331
Energy Equipment and Services — 0.5%
Expro Group Holdings NV(1)	1,473,388	26,830,395
Financial Services — 0.7%
Chime Financial, Inc., Class A(1)	1,529,739	33,440,094
Food Products — 0.9%
Freshpet, Inc.(1)	311,079	20,960,503
Premium Brands Holdings Corp.(2)	366,779	23,019,038
		43,979,541
Health Care Equipment and Supplies — 1.7%
Alphatec Holdings, Inc.(1)	4,902,028	47,843,793
SI-BONE, Inc.(1)	1,895,954	23,490,870
UFP Technologies, Inc.(1)	83,926	16,082,740
		87,417,403

Schedule of Investments - Small Cap Growth Fund

	Shares	Value
Health Care Providers and Services — 7.1%
Encompass Health Corp.	453,034	$45,303,400
Ensign Group, Inc.	243,016	45,368,657
Guardant Health, Inc.(1)	539,683	46,995,596
HealthEquity, Inc.(1)	560,821	46,004,147
Hinge Health, Inc., Class A(1)	989,427	44,128,444
Omada Health, Inc.(1)	2,225,980	32,454,788
PACS Group, Inc.(1)	716,707	24,045,520
Pediatrix Medical Group, Inc.(1)	727,681	16,380,099
RadNet, Inc.(1)	732,709	41,434,694
U.S. Physical Therapy, Inc.	255,079	18,166,726
		360,282,071
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	627,081	31,843,173
Hotels, Restaurants and Leisure — 2.0%
Life Time Group Holdings, Inc.(1)	1,683,443	45,133,107
Planet Fitness, Inc., Class A(1)	315,231	21,016,451
Shake Shack, Inc., Class A(1)	326,916	33,495,813
		99,645,371
Independent Power and Renewable Electricity Producers — 2.3%
Talen Energy Corp.(1)	188,118	70,058,906
TransAlta Corp.	3,664,808	45,676,887
		115,735,793
Insurance — 0.5%
Bowhead Specialty Holdings, Inc.(1)	997,724	23,725,877
IT Services — 0.4%
DigitalOcean Holdings, Inc.(1)	230,267	22,204,647
Leisure Products — 1.0%
Brunswick Corp.	290,701	23,096,194
Callaway Golf Co.(1)	1,629,635	24,933,416
		48,029,610
Machinery — 4.2%
CECO Environmental Corp.(1)	1,144,440	84,848,782
Flowserve Corp.	547,157	40,292,641
RBC Bearings, Inc.(1)	149,272	89,427,363
		214,568,786
Media — 1.5%
Magnite, Inc.(1)	2,905,824	37,238,134
New York Times Co., Class A	492,053	38,886,949
		76,125,083
Metals and Mining — 1.8%
Materion Corp.	242,795	44,628,149
SSR Mining, Inc.(1)	1,629,243	46,938,491
		91,566,640
Oil, Gas and Consumable Fuels — 2.3%
Cardinal Energy Ltd.(2)	2,318,561	21,182,568
Centrus Energy Corp., Class A(1)(2)	111,327	23,485,544
Energy Fuels, Inc.(1)	887,063	19,196,043
Murphy Oil Corp.	1,276,085	53,289,310
		117,153,465
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	673,607	26,344,770

Schedule of Investments - Small Cap Growth Fund

	Shares	Value
Pharmaceuticals — 1.3%
Crinetics Pharmaceuticals, Inc.(1)	718,756	$27,873,358
Edgewise Therapeutics, Inc.(1)	856,214	26,508,385
Nuvation Bio, Inc.(1)	2,180,500	9,703,225
		64,084,968
Professional Services — 0.4%
First Advantage Corp.(1)	1,708,710	21,803,140
Real Estate Management and Development — 1.0%
Colliers International Group, Inc.	273,826	28,636,723
FirstService Corp. (Toronto)	180,780	24,223,336
		52,860,059
Semiconductors and Semiconductor Equipment — 9.4%
Credo Technology Group Holding Ltd.(1)	392,236	68,252,986
Impinj, Inc.(1)	288,586	41,821,883
Lattice Semiconductor Corp.(1)	352,863	43,148,088
MACOM Technology Solutions Holdings, Inc.(1)	200,240	56,389,586
MKS, Inc.	177,069	50,243,329
Onto Innovation, Inc.(1)	145,676	42,983,161
Silicon Laboratories, Inc.(1)	414,925	90,329,173
SiTime Corp.(1)	143,309	80,561,154
		473,729,360
Software — 4.9%
Agilysys, Inc.(1)	555,324	35,574,055
Braze, Inc., Class A(1)	1,160,965	25,576,059
Core Scientific, Inc.(1)(2)	1,897,135	37,942,700
Descartes Systems Group, Inc.(1)	327,573	23,621,289
Elastic NV(1)	256,001	11,886,126
Klaviyo, Inc., Class A(1)	1,760,794	35,374,352
Q2 Holdings, Inc.(1)	818,919	41,560,139
Riot Platforms, Inc.(1)(2)	2,068,273	35,657,027
		247,191,747
Specialty Retail — 4.0%
Boot Barn Holdings, Inc.(1)	303,014	51,951,750
Five Below, Inc.(1)	258,145	60,834,451
National Vision Holdings, Inc.(1)	1,308,718	30,388,432
RealReal, Inc.(1)	2,238,888	26,620,378
Wayfair, Inc., Class A(1)	466,387	29,816,121
		199,611,132
Trading Companies and Distributors — 2.5%
Applied Industrial Technologies, Inc.	129,084	39,467,433
Herc Holdings, Inc.	412,070	52,299,925
SiteOne Landscape Supply, Inc.(1)	288,543	36,370,845
		128,138,203
TOTAL COMMON STOCKS (Cost $3,964,091,697)		5,020,089,590
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1) (Cost $342,815)	527,407	342,815
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	130,121	130,121

Schedule of Investments - Small Cap Growth Fund

	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	36,312,004	$36,312,004
		36,442,125
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $48,877,483), at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $47,923,845)		47,919,000
TOTAL SHORT-TERM INVESTMENTS (Cost $84,361,125)		84,361,125
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $4,048,795,637)		5,104,793,530
OTHER ASSETS AND LIABILITIES — (0.9)%		(44,946,302)
TOTAL NET ASSETS — 100.0%		$5,059,847,228

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	8,526,438	USD	6,293,444	Citibank NA	6/26/26	$(1,657)
CAD	3,932,605	USD	2,881,433	UBS AG	6/26/26	20,496
USD	44,884,901	CAD	61,374,491	Citibank NA	6/26/26	(404,262)
USD	5,219,942	CAD	7,182,764	Citibank NA	6/26/26	(80,328)
USD	3,933,281	CAD	5,430,602	Citibank NA	6/26/26	(74,042)
USD	44,879,157	CAD	61,374,491	UBS AG	6/26/26	(410,006)
USD	8,802,807	CAD	12,052,082	UBS AG	6/26/26	(90,606)
USD	3,464,526	CAD	4,796,512	UBS AG	6/26/26	(74,892)
USD	2,940,718	CAD	4,018,109	UBS AG	6/26/26	(24,305)
						$(1,139,602)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $96,213,092. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $95,276,192, which includes securities collateral of $58,964,188.

AFFILIATED COMPANY TRANSACTIONS
If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended April 30, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
SI-BONE, Inc.(1)(2)	$33,699	$3,324	$9,811	$(3,721)	—(1)	—(1)	$437	—
(1)Company was not an affiliate at April 30, 2026.
(2)Non-income producing.

Schedule of Investments - Small Cap Growth Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,905,987,761	$114,101,829	—
Rights	342,815	—	—
Short-Term Investments	36,442,125	47,919,000	—
	$4,942,772,701	$162,020,829	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$20,496	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,160,098	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$20,496
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$1,160,098

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$79,902
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(2,378,623)

See Notes to Financial Statements.

Schedule of Investments - Ultra Fund

APRIL 30, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.0%
Aerospace and Defense — 1.3%
HEICO Corp.	209,000	$56,413,280
Howmet Aerospace, Inc.	928,000	225,541,120
Rolls-Royce Holdings PLC	3,467,000	55,789,427
		337,743,827
Automobiles — 4.0%
Tesla, Inc.(1)	2,792,000	1,065,510,960
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc.(1)	747,000	231,189,030
Ascendis Pharma AS(1)	664,000	152,308,320
Regeneron Pharmaceuticals, Inc.	176,000	124,442,560
Vertex Pharmaceuticals, Inc.(1)	275,000	117,529,500
		625,469,410
Broadline Retail — 7.7%
Amazon.com, Inc.(1)	7,701,000	2,041,227,060
Building Products — 1.1%
Advanced Drainage Systems, Inc.	977,000	145,817,250
Johnson Controls International PLC	940,000	137,268,200
		283,085,450
Capital Markets — 1.6%
Interactive Brokers Group, Inc., Class A	3,740,000	297,330,000
MSCI, Inc.	113,000	66,829,330
Tradeweb Markets, Inc., Class A	639,000	72,366,750
		436,526,080
Chemicals — 0.7%
Ecolab, Inc.	727,000	189,456,200
Commercial Services and Supplies — 0.2%
Cintas Corp.	300,000	52,413,000
Communications Equipment — 0.5%
Ciena Corp.(1)	263,000	138,753,540
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	539,000	546,831,670
Electric Utilities — 0.2%
Constellation Energy Corp.	137,000	42,881,000
Electrical Equipment — 2.2%
Acuity, Inc.	492,000	142,566,840
Vertiv Holdings Co., Class A	1,362,000	447,403,380
		589,970,220
Electronic Equipment, Instruments and Components — 1.4%
Amphenol Corp., Class A	2,495,000	367,438,650
Entertainment — 2.5%
Netflix, Inc.(1)	7,010,000	656,206,100
Financial Services — 3.4%
Mastercard, Inc., Class A	1,733,817	871,971,246
Visa, Inc., Class A	126,000	41,559,840
		913,531,086
Health Care Equipment and Supplies — 2.3%
IDEXX Laboratories, Inc.(1)	257,000	144,125,600
Insulet Corp.(1)	380,000	65,413,200
Intuitive Surgical, Inc.(1)	873,981	399,942,446
		609,481,246

Schedule of Investments - Ultra Fund

	Shares	Value
Hotels, Restaurants and Leisure — 1.2%
Booking Holdings, Inc.	400,000	$67,344,000
Chipotle Mexican Grill, Inc.(1)	2,204,000	74,913,960
Viking Holdings Ltd.(1)	1,130,000	92,558,300
Wingstop, Inc.	446,000	73,170,760
		307,987,020
Insurance — 0.1%
Arthur J Gallagher & Co.	177,000	36,532,800
Interactive Media and Services — 15.4%
Alphabet, Inc., Class A	4,613,455	1,775,257,484
Alphabet, Inc., Class C	4,009,000	1,531,197,460
Meta Platforms, Inc., Class A	1,308,000	800,378,280
		4,106,833,224
IT Services — 1.9%
Cloudflare, Inc., Class A(1)	1,600,000	327,952,000
Okta, Inc.(1)	784,000	57,741,600
Snowflake, Inc., Class A(1)	977,000	133,331,190
		519,024,790
Machinery — 1.3%
Donaldson Co., Inc.	1,027,000	90,550,590
Nordson Corp.	228,000	65,766,600
Westinghouse Air Brake Technologies Corp.	754,000	203,497,060
		359,814,250
Oil, Gas and Consumable Fuels — 0.3%
EOG Resources, Inc.	496,000	69,722,720
Pharmaceuticals — 1.6%
Eli Lilly & Co.	465,000	434,589,000
Professional Services — 0.7%
Planet Labs PBC(1)(2)	4,874,000	180,191,780
Semiconductors and Semiconductor Equipment — 24.5%
Analog Devices, Inc.	1,020,000	410,305,200
Applied Materials, Inc.	1,246,000	491,534,540
ASML Holding NV	227,000	328,138,852
Broadcom, Inc.	2,784,000	1,162,125,120
NVIDIA Corp.	20,619,000	4,114,933,830
		6,507,037,542
Software — 11.1%
AppLovin Corp., Class A(1)	100,000	44,635,000
Datadog, Inc., Class A(1)	1,647,000	217,716,930
Docusign, Inc.(1)	871,000	40,057,290
Dynatrace, Inc.(1)	1,608,000	58,225,680
Fair Isaac Corp.(1)	133,000	136,325,000
Microsoft Corp.	3,909,000	1,594,012,020
Oracle Corp.	1,491,000	240,632,490
Palantir Technologies, Inc., Class A(1)	1,731,000	240,799,410
Synopsys, Inc.(1)	428,000	206,552,800
Zscaler, Inc.(1)	1,220,000	159,429,600
		2,938,386,220
Specialty Retail — 0.2%
Tractor Supply Co.	1,205,000	42,295,500

Schedule of Investments - Ultra Fund

	Shares	Value
Technology Hardware, Storage and Peripherals — 8.2%
Apple, Inc.	8,052,304	$2,184,992,690
TOTAL COMMON STOCKS (Cost $7,529,454,729)		26,583,933,035
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,967)	281,340	286,967
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	106,582	106,582
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,512,250	7,512,250
		7,618,832
Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $24,402,662), at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $23,926,419)		23,924,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,542,832)		31,542,832
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $7,561,284,528)		26,615,762,834
OTHER ASSETS AND LIABILITIES — (0.1)%		(35,867,332)
TOTAL NET ASSETS — 100.0%		$26,579,895,502

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,357,030. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,512,250.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$26,200,004,756	$383,928,279	—
Rights	286,967	—	—
Short-Term Investments	7,618,832	23,924,000	—
	$26,207,910,555	$407,852,279	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$1,154,328
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(814,391)

See Notes to Financial Statements.

Statements of Assets and Liabilities

APRIL 30, 2026 (UNAUDITED)
	Balanced Fund	Growth Fund
Assets
Investment securities, at value	$908,190,344	$14,704,139,787
Investment made with cash collateral received for securities on loan, at value	—	14,952,793
Cash	200,562	—
Foreign currency holdings, at value	9	2
Receivable for investments sold	2,647,653	13,471,782
Receivable for capital shares sold	32,535	1,238,597
Receivable for variation margin on futures contracts	35,181	—
Unrealized appreciation on forward foreign currency exchange contracts	17,819	103,256
Dividends and interest receivable	2,878,589	4,449,273
Securities lending receivable	—	550
	914,002,692	14,738,356,040

Liabilities
Payable for collateral received for securities on loan	—	14,952,793
Payable for investments purchased	6,833,134	—
Payable for capital shares redeemed	128,153	12,167,868
Unrealized depreciation on forward foreign currency exchange contracts	77,788	545,414
Accrued management fees	629,623	8,434,198
Distribution and service fees payable	—	83,491
	7,668,698	36,183,764

Net Assets	$906,333,994	$14,702,172,276

Net Assets Consist of:
Capital (par value and paid-in surplus)	$658,764,348	$4,688,346,672
Distributable earnings (loss)	247,569,646	10,013,825,604
	$906,333,994	$14,702,172,276

Investment securities, at cost	$648,125,648	$5,825,130,677
Investment securities on loan, at value	—	$14,708,615
Investment made with cash collateral received for securities on loan, at cost	—	$14,952,793
Foreign currency holdings, at cost	$9	$2

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Balanced Fund
Investor Class, $0.01 Par Value	$834,140,289	38,467,619	$21.68
I Class, $0.01 Par Value	$69,586,787	3,206,134	$21.70
R5 Class, $0.01 Par Value	$2,606,918	120,132	$21.70
Growth Fund
Investor Class, $0.01 Par Value	$10,861,863,060	190,259,272	$57.09
I Class, $0.01 Par Value	$1,223,805,238	20,472,979	$59.78
Y Class, $0.01 Par Value	$49,469,946	818,910	$60.41
A Class, $0.01 Par Value	$184,383,345	3,494,929	$52.76
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$55.98
C Class, $0.01 Par Value	$13,561,741	307,416	$44.12
R Class, $0.01 Par Value	$91,264,007	1,861,130	$49.04
R5 Class, $0.01 Par Value	$6,431,520	107,439	$59.86
R6 Class, $0.01 Par Value	$1,204,528,427	19,984,963	$60.27
G Class, $0.01 Par Value	$1,066,864,992	17,341,539	$61.52
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

APRIL 30, 2026 (UNAUDITED)
	Heritage Fund	Large Cap Equity Fund
Assets
Investment securities, at value	$5,368,396,598	$3,116,825,948
Receivable for investments sold	16,216,438	9,289,851
Receivable for capital shares sold	719,842	258,416
Unrealized appreciation on forward foreign currency exchange contracts	—	18,127
Dividends and interest receivable	1,133,358	1,444,763
Securities lending receivable	7,034	—
	5,386,473,270	3,127,837,105

Liabilities
Disbursements in excess of demand deposit cash	—	1,368,681
Payable for investments purchased	16,338,162	—
Payable for capital shares redeemed	2,574,445	7,551,289
Unrealized depreciation on forward foreign currency exchange contracts	—	97,607
Accrued management fees	3,670,626	872,254
Distribution and service fees payable	52,664	35,240
	22,635,897	9,925,071

Net Assets	$5,363,837,373	$3,117,912,034

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,121,171,425	$1,305,127,265
Distributable earnings (loss)	1,242,665,948	1,812,784,769
	$5,363,837,373	$3,117,912,034

Investment securities, at cost	$4,229,869,775	$1,497,968,361
Investment securities on loan, at value	$23,300,919	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Heritage Fund
Investor Class, $0.01 Par Value	$3,888,449,726	187,046,069	$20.79
I Class, $0.01 Par Value	$225,207,688	9,125,939	$24.68
Y Class, $0.01 Par Value	$94,359,921	3,678,885	$25.65
A Class, $0.01 Par Value	$206,968,459	12,746,365	$16.24
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$17.23
C Class, $0.01 Par Value	$2,031,039	351,718	$5.77
R Class, $0.01 Par Value	$22,921,721	1,454,678	$15.76
R5 Class, $0.01 Par Value	$1,535,904	62,215	$24.69
R6 Class, $0.01 Par Value	$281,787,732	10,987,366	$25.65
G Class, $0.01 Par Value	$640,575,183	24,151,158	$26.52
Large Cap Equity Fund
Investor Class, $0.01 Par Value	$861,177,559	17,317,492	$49.73
I Class, $0.01 Par Value	$433,824,331	8,695,952	$49.89
Y Class, $0.01 Par Value	$18,206,500	364,409	$49.96
A Class, $0.01 Par Value	$114,353,774	2,314,154	$49.41
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$52.42
C Class, $0.01 Par Value	$6,012,642	131,046	$45.88
R Class, $0.01 Par Value	$20,202,002	413,935	$48.80
R5 Class, $0.01 Par Value	$5,891,676	117,998	$49.93
R6 Class, $0.01 Par Value	$82,168,533	1,642,498	$50.03
G Class, $0.01 Par Value	$1,576,075,017	31,447,471	$50.12
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

APRIL 30, 2026 (UNAUDITED)
	Select Fund	Small Cap Growth Fund
Assets
Investment securities, at value	$6,397,455,344	$5,068,481,526
Investment made with cash collateral received for securities on loan, at value	5,399,132	36,312,004
Receivable for investments sold	5,722,818	9,254,633
Receivable for capital shares sold	173,085	3,156,259
Unrealized appreciation on forward foreign currency exchange contracts	—	20,496
Dividends and interest receivable	1,016,026	165,152
Securities lending receivable	7,608	22,451
	6,409,774,013	5,117,412,521

Liabilities
Written options, at value	25,075	—
Payable for collateral received for securities on loan	5,399,132	36,312,004
Payable for investments purchased	6,420,303	9,092,112
Payable for capital shares redeemed	4,587,901	7,378,501
Unrealized depreciation on forward foreign currency exchange contracts	—	1,160,098
Accrued management fees	4,186,438	3,553,568
Distribution and service fees payable	20,732	69,010
	20,639,581	57,565,293

Net Assets	$6,389,134,432	$5,059,847,228

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,866,196,253	$3,993,862,520
Distributable earnings (loss)	4,522,938,179	1,065,984,708
	$6,389,134,432	$5,059,847,228

Investment securities, at cost	$2,064,785,083	$4,012,483,633
Investment securities on loan, at value	$5,265,742	$96,213,092
Investment made with cash collateral received for securities on loan, at cost	$5,399,132	$36,312,004
Premiums on written options	$118,061	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Select Fund
Investor Class, $0.01 Par Value	$5,467,903,934	41,268,418	$132.50
I Class, $0.01 Par Value	$203,775,052	1,468,546	$138.76
Y Class, $0.01 Par Value	$174,712,811	1,240,893	$140.80
A Class, $0.01 Par Value	$87,450,734	702,851	$124.42
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$132.01
C Class, $0.01 Par Value	$2,378,348	25,326	$93.91
R Class, $0.01 Par Value	$4,358,069	36,446	$119.58
R5 Class, $0.01 Par Value	$19,983	144	$138.77
R6 Class, $0.01 Par Value	$118,888,276	845,962	$140.54
G Class, $0.01 Par Value	$329,647,225	2,310,032	$142.70
Small Cap Growth Fund
Investor Class, $0.01 Par Value	$1,592,192,138	69,262,052	$22.99
I Class, $0.01 Par Value	$938,646,368	38,584,341	$24.33
Y Class, $0.01 Par Value	$130,301,701	5,217,739	$24.97
A Class, $0.01 Par Value	$108,128,333	5,110,371	$21.16
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$22.45
C Class, $0.01 Par Value	$48,509,970	2,956,996	$16.41
R Class, $0.01 Par Value	$21,552,142	1,089,073	$19.79
R5 Class, $0.01 Par Value	$2,717,410	111,622	$24.34
R6 Class, $0.01 Par Value	$1,915,007,420	76,711,041	$24.96
G Class, $0.01 Par Value	$302,791,746	11,487,367	$26.36
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

APRIL 30, 2026 (UNAUDITED)
Ultra Fund
Assets
Investment securities, at value	$26,608,250,584
Investment made with cash collateral received for securities on loan, at value	7,512,250
Receivable for capital shares sold	1,561,733
Dividends and interest receivable	2,530,411
Securities lending receivable	529
26,619,855,507

Liabilities
Payable for collateral received for securities on loan	7,512,250
Payable for capital shares redeemed	15,065,491
Accrued management fees	17,244,993
Distribution and service fees payable	137,271
39,960,005

Net Assets	$26,579,895,502

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,097,509,808
Distributable earnings (loss)	20,482,385,694
$26,579,895,502

Investment securities, at cost	$7,553,772,278
Investment securities on loan, at value	$7,357,030
Investment made with cash collateral received for securities on loan, at cost	$7,512,250

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Ultra Fund
Investor Class, $0.01 Par Value	$22,539,493,604	233,433,272	$96.56
I Class, $0.01 Par Value	$1,063,008,184	10,225,040	$103.96
Y Class, $0.01 Par Value	$120,965,607	1,144,009	$105.74
A Class, $0.01 Par Value	$417,961,035	4,775,011	$87.53
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$92.87
C Class, $0.01 Par Value	$35,858,458	596,733	$60.09
R Class, $0.01 Par Value	$67,944,697	832,926	$81.57
R5 Class, $0.01 Par Value	$45,246,033	434,791	$104.06
R6 Class, $0.01 Par Value	$2,266,820,455	21,472,083	$105.57
G Class, $0.01 Par Value	$22,597,429	203,956	$110.80
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED)
	Balanced Fund	Growth Fund
Investment Income (Loss)
Income:
Dividends	$3,117,843	$37,540,771
Interest	8,320,746	617,679
Securities lending, net	—	7,139
Less foreign taxes withheld	(4,388)	(155,845)
	11,434,201	38,009,744

Expenses:
Management fees	3,846,311	66,163,133
Distribution and service fees:
A Class	—	229,347
C Class	—	68,984
R Class	—	230,263
Directors' fees and expenses	13,502	227,928
Other expenses	2,447	36,485
	3,862,260	66,956,140
Fees waived	—	(11,864,197)
	3,862,260	55,091,943

Net investment income (loss)	7,571,941	(17,082,199)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,111,703	1,180,902,618
Forward foreign currency exchange contract transactions	111,020	1,325,947
Futures contract transactions	258,346	—
Swap agreement transactions	(19,606)	—
Foreign currency translation transactions	1,114	(14,170)
	10,462,577	1,182,214,395

Change in net unrealized appreciation (depreciation) on:
Investments	6,248,380	(1,612,578,577)
Forward foreign currency exchange contracts	(150,288)	(2,173,329)
Futures contracts	(1,611,794)	—
Swap agreements	29,464	—
Translation of assets and liabilities in foreign currencies	416	(648)
	4,516,178	(1,614,752,554)

Net realized and unrealized gain (loss)	14,978,755	(432,538,159)

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,550,696	$(449,620,358)

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED)
	Heritage Fund	Large Cap Equity Fund
Investment Income (Loss)
Income:
Dividends	$11,922,862	$18,248,267
Interest	1,467,561	133,101
Securities lending, net	23,629	—
Less foreign taxes withheld	—	(25,728)
	13,414,052	18,355,640

Expenses:
Management fees	25,713,075	9,009,223
Distribution and service fees:
A Class	270,309	137,482
C Class	11,596	31,088
R Class	59,868	47,748
Directors' fees and expenses	84,349	47,833
Other expenses	7,808	11,424
	26,147,005	9,284,798
Fees waived	(2,093,277)	(3,585,129)
	24,053,728	5,699,669

Net investment income (loss)	(10,639,676)	12,655,971

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	129,940,585	201,334,334
Forward foreign currency exchange contract transactions	—	296,217
Foreign currency translation transactions	(13,705)	(8,738)
	129,926,880	201,621,813

Change in net unrealized appreciation (depreciation) on:
Investments	(349,803,055)	(89,490,459)
Forward foreign currency exchange contracts	—	(336,126)
Translation of assets and liabilities in foreign currencies	—	3,197
	(349,803,055)	(89,823,388)

Net realized and unrealized gain (loss)	(219,876,175)	111,798,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$(230,515,851)	$124,454,396

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED)
	Select Fund	Small Cap Growth Fund
Investment Income (Loss)
Income:
Dividends	$17,180,906	$6,733,021
Interest	325,843	1,321,412
Securities lending, net	11,744	194,466
Less foreign taxes withheld	(133,439)	(138,480)
	17,385,054	8,110,419

Expenses:
Management fees	29,148,434	22,504,402
Distribution and service fees:
A Class	106,427	132,492
C Class	11,795	227,144
R Class	10,897	52,262
Directors' fees and expenses	93,487	73,464
Other expenses	5,186	—
	29,376,226	22,989,764
Fees waived	(3,470,524)	(1,154,757)
	25,905,702	21,835,007

Net investment income (loss)	(8,520,648)	(13,724,588)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	215,942,289	63,672,823
Investment transactions - affiliated	—	437,035
Forward foreign currency exchange contract transactions	—	79,902
Written options contract transactions	803,550	—
Foreign currency translation transactions	—	(4,311)
	216,745,839	64,185,449

Change in net unrealized appreciation (depreciation) on:
Investments	(149,061,323)	248,610,419
Investments - affiliated	—	(3,720,960)
Forward foreign currency exchange contracts	—	(2,378,623)
Written options contracts	92,986	—
Translation of assets and liabilities in foreign currencies	(224)	2,943
	(148,968,561)	242,513,779

Net realized and unrealized gain (loss)	67,777,278	306,699,228

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,256,630	$292,974,640

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED)
Ultra Fund
Investment Income (Loss)
Income:
Dividends	$43,075,373
Interest	709,451
Securities lending, net	1,216
Less foreign taxes withheld	(182,811)
43,603,229

Expenses:
Management fees	110,300,449
Distribution and service fees:
A Class	505,726
C Class	178,875
R Class	170,264
Directors' fees and expenses	390,574
Other expenses	28,763
111,574,651
Fees waived	(3,583,748)
107,990,903

Net investment income (loss)	(64,387,674)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,595,990,431
Forward foreign currency exchange contract transactions	1,154,328
Foreign currency translation transactions	82,756
1,597,227,515

Change in net unrealized appreciation (depreciation) on:
Investments	(1,785,729,039)
Forward foreign currency exchange contracts	(814,391)
Translation of assets and liabilities in foreign currencies	18,308
(1,786,525,122)

Net realized and unrealized gain (loss)	(189,297,607)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(253,685,281)

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2025
	Balanced Fund		Growth Fund
Increase (Decrease) in Net Assets	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
Operations
Net investment income (loss)	$7,571,941	$16,012,680	$(17,082,199)	$(24,065,021)
Net realized gain (loss)	10,462,577	40,687,381	1,182,214,395	2,567,759,716
Change in net unrealized appreciation (depreciation)	4,516,178	38,031,888	(1,614,752,554)	1,079,010,514
Net increase (decrease) in net assets resulting from operations	22,550,696	94,731,949	(449,620,358)	3,622,705,209

Distributions to Shareholders
From earnings:
Investor Class	(6,349,166)	(15,591,394)	(1,667,099,140)	(601,482,199)
I Class	(574,913)	(1,554,058)	(263,858,456)	(102,418,055)
Y Class	—	—	(7,402,487)	(1,919,339)
A Class	—	—	(30,130,128)	(10,963,622)
C Class	—	—	(2,679,757)	(966,867)
R Class	—	—	(16,071,741)	(6,123,274)
R5 Class	(18,845)	(38,568)	(898,673)	(293,171)
R6 Class	—	—	(192,052,706)	(81,284,040)
G Class	—	—	(138,365,694)	(74,607,999)
Decrease in net assets from distributions	(6,942,924)	(17,184,020)	(2,318,558,782)	(880,058,566)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,320,256)	(86,072,760)	872,209,689	(1,455,965,535)

Net increase (decrease) in net assets	(10,712,484)	(8,524,831)	(1,895,969,451)	1,286,681,108

Net Assets
Beginning of period	917,046,478	925,571,309	16,598,141,727	15,311,460,619
End of period	$906,333,994	$917,046,478	$14,702,172,276	$16,598,141,727

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2025
	Heritage Fund		Large Cap Equity Fund
Increase (Decrease) in Net Assets	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
Operations
Net investment income (loss)	$(10,639,676)	$(20,841,576)	$12,655,971	$36,331,980
Net realized gain (loss)	129,926,880	1,124,972,831	201,621,813	750,405,688
Change in net unrealized appreciation (depreciation)	(349,803,055)	(70,801,152)	(89,823,388)	(214,002,911)
Net increase (decrease) in net assets resulting from operations	(230,515,851)	1,033,330,103	124,454,396	572,734,757

Distributions to Shareholders
From earnings:
Investor Class	(755,341,935)	(577,865,803)	(172,532,932)	(56,603,725)
I Class	(47,274,287)	(30,930,404)	(76,320,711)	(26,969,107)
Y Class	(14,289,705)	(11,562,485)	(3,886,819)	(1,651,558)
A Class	(50,109,149)	(38,708,262)	(21,315,740)	(7,004,452)
C Class	(1,104,812)	(1,514,277)	(1,315,401)	(566,946)
R Class	(5,674,576)	(4,213,275)	(3,634,626)	(1,076,579)
R5 Class	(256,704)	(147,718)	(1,415,965)	(470,052)
R6 Class	(46,020,941)	(24,221,434)	(16,546,005)	(6,125,857)
G Class	(97,161,893)	(112,166,548)	(327,980,361)	(190,782,340)
Decrease in net assets from distributions	(1,017,234,002)	(801,330,206)	(624,948,560)	(291,250,616)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	485,830,912	14,868,842	213,646,000	(1,294,339,275)

Net increase (decrease) in net assets	(761,918,941)	246,868,739	(286,848,164)	(1,012,855,134)

Net Assets
Beginning of period	6,125,756,314	5,878,887,575	3,404,760,198	4,417,615,332
End of period	$5,363,837,373	$6,125,756,314	$3,117,912,034	$3,404,760,198

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2025
	Select Fund		Small Cap Growth Fund
Increase (Decrease) in Net Assets	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
Operations
Net investment income (loss)	$(8,520,648)	$(18,276,377)	$(13,724,588)	$(19,628,791)
Net realized gain (loss)	216,745,839	612,342,707	64,185,449	424,783,539
Change in net unrealized appreciation (depreciation)	(148,968,561)	766,052,149	242,513,779	161,013,222
Net increase (decrease) in net assets resulting from operations	59,256,630	1,360,118,479	292,974,640	566,167,970

Distributions to Shareholders
From earnings:
Investor Class	(501,884,727)	(180,311,447)	(104,869,322)	(1,312,783)
I Class	(19,638,622)	(7,070,754)	(74,798,036)	(2,844,758)
Y Class	(14,310,817)	(4,778,508)	(9,956,385)	(597,510)
A Class	(8,658,872)	(3,222,579)	(8,241,777)	—
C Class	(311,656)	(141,884)	(4,303,719)	—
R Class	(472,273)	(210,786)	(1,718,999)	—
R5 Class	(1,692)	(566)	(166,525)	(5,872)
R6 Class	(10,414,351)	(3,824,664)	(110,586,869)	(5,177,659)
G Class	(30,133,813)	(16,569,839)	(18,753,296)	(5,355,248)
Decrease in net assets from distributions	(585,826,823)	(216,131,027)	(333,394,928)	(15,293,830)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	249,286,974	(137,327,594)	162,867,985	335,719,505

Net increase (decrease) in net assets	(277,283,219)	1,006,659,858	122,447,697	886,593,645

Net Assets
Beginning of period	6,666,417,651	5,659,757,793	4,937,399,531	4,050,805,886
End of period	$6,389,134,432	$6,666,417,651	$5,059,847,228	$4,937,399,531

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2025
	Ultra Fund
Increase (Decrease) in Net Assets	April 30, 2026	October 31, 2025
Operations
Net investment income (loss)	$(64,387,674)	$(116,303,651)
Net realized gain (loss)	1,597,227,515	2,939,552,449
Change in net unrealized appreciation (depreciation)	(1,786,525,122)	2,859,671,407
Net increase (decrease) in net assets resulting from operations	(253,685,281)	5,682,920,205

Distributions to Shareholders
From earnings:
Investor Class	(2,369,021,899)	(759,308,004)
I Class	(106,614,178)	(47,374,729)
Y Class	(10,142,107)	(2,521,881)
A Class	(47,126,406)	(13,687,074)
C Class	(5,907,464)	(1,932,198)
R Class	(8,768,194)	(3,054,208)
R5 Class	(4,653,900)	(1,849,159)
R6 Class	(230,962,086)	(82,361,855)
G Class	(1,957,579)	(382,858)
Decrease in net assets from distributions	(2,785,153,813)	(912,471,966)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,414,672,141	(1,606,643,414)

Net increase (decrease) in net assets	(1,624,166,953)	3,163,804,825

Net Assets
Beginning of period	28,204,062,455	25,040,257,630
End of period	$26,579,895,502	$28,204,062,455

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2026 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation.The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Balanced Fund	Investor, I, R5
Growth Fund	Investor, I, Y, A, C, R, R5, R6, G
Heritage Fund	Investor, I, Y, A, C, R, R5, R6, G
Large Cap Equity Fund	Investor, I, Y, A, C, R, R5, R6, G
Select Fund	Investor, I, Y, A, C, R, R5, R6, G
Small Cap Growth Fund	Investor, I, Y, A, C, R, R5, R6, G
Ultra Fund	Investor, I, Y, A, C, R, R5, R6, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Balanced Fund	Quarterly
Growth Fund	Annually
Heritage Fund	Annually
Large Cap Equity Fund	Annually
Select Fund	Annually
Small Cap Growth Fund	Annually
Ultra Fund	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee including any waiver impacts are as follows:

Heritage Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.00%	—
I Class	0.80%	—
Y Class	0.65%	—
A Class	1.00%	—
C Class	1.00%	—
R Class	1.00%	—
R5 Class	0.80%	—
R6 Class	0.65%	—
G Class	0.00%(1)	$2,093,277
(1)Annual management fee before waiver was 0.65%.

For each fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee including any waiver impacts, if applicable, for the period ended April 30, 2026 are as follows:

Balanced Fund	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.88%
I Class	0.600% to 0.700%	0.68%
R5 Class	0.600% to 0.700%	0.68%

	Management Fee Schedule Range	Effective Annual Management Fee
Growth Fund		Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.800% to 0.990%	0.96%	0.83%	$6,784,864
I Class	0.600% to 0.790%	0.76%	0.63%	$1,009,731
Y Class	0.450% to 0.640%	0.61%	0.48%	$30,693
A Class	0.800% to 0.990%	0.96%	0.83%	$115,468
C Class	0.800% to 0.990%	0.96%	0.83%	$8,679
R Class	0.800% to 0.990%	0.96%	0.83%	$57,957
R5 Class	0.600% to 0.790%	0.76%	0.63%	$3,847
R6 Class	0.450% to 0.640%	0.61%	0.48%	$788,351
G Class	0.450% to 0.640%	0.61%	0.00%	$3,064,607
During the period ended April 30, 2026, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.832% for Investor Class, A Class, C Class and R Class, 0.632% for I Class and R5 Class, and 0.482% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

Large Cap Equity Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.740% to 0.790%	0.79%	—
I Class	0.540% to 0.590%	0.59%	—
Y Class	0.390% to 0.440%	0.44%	—
A Class	0.740% to 0.790%	0.79%	—
C Class	0.740% to 0.790%	0.79%	—
R Class	0.740% to 0.790%	0.79%	—
R5 Class	0.540% to 0.590%	0.59%	—
R6 Class	0.390% to 0.440%	0.44%	—
G Class	0.390% to 0.440%	0.00%(1)	$3,585,129
(1)Effective annual management fee before waiver was 0.44%.

	Management Fee Schedule Range	Effective Annual Management Fee
Select Fund		Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.800% to 0.990%	0.98%	0.90%	$2,166,922
I Class	0.600% to 0.790%	0.78%	0.70%	$86,666
Y Class	0.450% to 0.640%	0.63%	0.55%	$68,396
A Class	0.800% to 0.990%	0.98%	0.90%	$34,954
C Class	0.800% to 0.990%	0.98%	0.90%	$968
R Class	0.800% to 0.990%	0.98%	0.90%	$1,790
R5 Class	0.600% to 0.790%	0.78%	0.70%	$7
R6 Class	0.450% to 0.640%	0.63%	0.55%	$47,227
G Class	0.450% to 0.640%	0.63%	0.00%	$1,063,594
During the period ended April 30, 2026, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.900% for Investor Class, A Class, C Class and R Class, 0.700% for I Class and R5 Class, and 0.550% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

Small Cap Growth Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	1.100% to 1.500%	1.13%	—
I Class	0.900% to 1.300%	0.93%	—
Y Class	0.750% to 1.150%	0.78%	—
A Class	1.100% to 1.500%	1.13%	—
C Class	1.100% to 1.500%	1.13%	—
R Class	1.100% to 1.500%	1.13%	—
R5 Class	0.900% to 1.300%	0.93%	—
R6 Class	0.750% to 1.150%	0.78%	—
G Class	0.750% to 1.150%	0.00%(1)	$1,154,757
(1)Effective annual management fee before waiver was 0.78%.

	Management Fee Schedule Range	Effective Annual Management Fee
Ultra Fund		Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.800% to 0.990%	0.89%	0.87%	$2,987,039
I Class	0.600% to 0.790%	0.69%	0.67%	$142,847
Y Class	0.450% to 0.640%	0.54%	0.52%	$14,251
A Class	0.800% to 0.990%	0.89%	0.87%	$55,198
C Class	0.800% to 0.990%	0.89%	0.87%	$4,863
R Class	0.800% to 0.990%	0.89%	0.87%	$9,253
R5 Class	0.600% to 0.790%	0.69%	0.67%	$6,184
R6 Class	0.450% to 0.640%	0.54%	0.52%	$307,263
G Class	0.450% to 0.640%	0.54%	0.00%	$56,850
During the period ended April 30, 2026, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.865% for Investor Class, A Class, C Class and R Class, 0.665% for I Class and R5 Class, and 0.515% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Growth Fund	American Century Asset Allocation Portfolios, Inc.	5%
Heritage Fund	American Century Asset Allocation Portfolios, Inc.	9%
Large Cap Equity Fund	American Century Asset Allocation Portfolios, Inc.	47%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended April 30, 2026 were as follows:

	Balanced Fund	Growth Fund	Heritage Fund
Purchases of U.S. Treasury and Government Agency obligations	$125,951,821	—	—
Purchases of other investment securities	$171,884,848	$1,925,150,565	$1,686,201,206
Total Purchases	$297,836,669	$1,925,150,565	$1,686,201,206

Sales of U.S. Treasury and Government Agency obligations	$149,013,840	—	—
Sales of other investment securities	$180,505,312	$2,779,613,734	$2,269,402,499
Total Sales	$329,519,152	$2,779,613,734	$2,269,402,499

	Large Cap Equity Fund	Select Fund	Small Cap Growth Fund	Ultra Fund
Purchases of U.S. Treasury and Government Agency obligations	—	—	—	—
Purchases of other investment securities	$340,335,289	$452,168,847	$1,643,689,884	$1,472,252,196
Total Purchases	$340,335,289	$452,168,847	$1,643,689,884	$1,472,252,196

Sales of U.S. Treasury and Government Agency obligations	—	—	—	—
Sales of other investment securities	$739,101,227	$791,798,257	$1,551,873,070	$2,886,703,433
Total Sales	$739,101,227	$791,798,257	$1,551,873,070	$2,886,703,433

For the period ended April 30, 2026, the funds incurred net realized gains from redemptions in kind as follows. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

In kind Net Realized Gain/(Loss)
Growth Fund	$398,948,941
Small Cap Growth Fund	$79,432,905

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Balanced Fund
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	1,040,175	$22,083,112	1,955,270	$38,881,810
Issued in reinvestment of distributions	290,864	6,133,881	751,899	15,102,287
Redeemed	(2,692,925)	(57,049,497)	(5,699,226)	(113,251,204)
	(1,361,886)	(28,832,504)	(2,992,057)	(59,267,107)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	351,339	7,417,466	528,808	10,558,325
Issued in reinvestment of distributions	27,173	573,396	77,385	1,553,927
Redeemed	(280,848)	(5,961,537)	(1,955,047)	(39,073,469)
	97,664	2,029,325	(1,348,854)	(26,961,217)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	28,337	598,867	10,408	210,331
Issued in reinvestment of distributions	894	18,845	1,918	38,568
Redeemed	(6,302)	(134,789)	(4,649)	(93,335)
	22,929	482,923	7,677	155,564
Net increase (decrease)	(1,241,293)	$(26,320,256)	(4,333,234)	$(86,072,760)

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Growth Fund
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	2,654,382	$159,826,310	4,861,677	$284,195,368
Issued in reinvestment of distributions	28,134,810	1,590,179,405	9,551,537	576,436,235
Redeemed	(12,159,884)	(692,924,976)	(18,297,081)	(1,078,357,062)
	18,629,308	1,057,080,739	(3,883,867)	(217,725,459)
I Class/Shares Authorized	460,000,000		460,000,000
Sold	2,436,295	145,742,586	3,717,894	217,473,355
Issued in reinvestment of distributions	4,402,632	260,371,641	1,615,880	101,170,236
Redeemed	(13,632,822)	(781,934,327)	(8,405,949)	(522,976,203)
	(6,793,895)	(375,820,100)	(3,072,175)	(204,332,612)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	134,135	8,366,629	393,431	24,335,418
Issued in reinvestment of distributions	115,778	6,915,403	29,018	1,829,595
Redeemed	(164,491)	(9,924,871)	(242,636)	(14,937,237)
	85,422	5,357,161	179,813	11,227,776
A Class/Shares Authorized	40,000,000		40,000,000
Sold	296,598	15,662,364	607,996	33,380,434
Issued in reinvestment of distributions	531,650	27,794,653	178,956	10,134,298
Redeemed	(448,340)	(23,615,378)	(895,465)	(48,969,433)
	379,908	19,841,639	(108,513)	(5,454,701)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	18,893	864,361	51,651	2,438,903
Issued in reinvestment of distributions	60,265	2,642,024	19,323	952,434
Redeemed	(55,658)	(2,516,363)	(66,211)	(3,154,805)
	23,500	990,022	4,763	236,532
R Class/Shares Authorized	40,000,000		40,000,000
Sold	139,002	6,944,141	338,864	17,541,367
Issued in reinvestment of distributions	330,401	16,070,700	114,577	6,122,973
Redeemed	(255,830)	(12,441,100)	(635,732)	(33,670,320)
	213,573	10,573,741	(182,291)	(10,005,980)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	8,349	558,207	12,507	760,331
Issued in reinvestment of distributions	14,971	886,592	4,597	288,145
Redeemed	(4,788)	(318,517)	(13,073)	(708,904)
	18,532	1,126,282	4,031	339,572
R6 Class/Shares Authorized	300,000,000		300,000,000
Sold	1,332,034	79,824,052	4,048,729	250,731,158
Issued in reinvestment of distributions	3,201,601	190,783,415	1,287,425	81,017,647
Redeemed	(4,533,073)	(271,594,619)	(9,220,505)	(539,705,532)
	562	(987,152)	(3,884,351)	(207,956,727)
G Class/Shares Authorized	780,000,000		780,000,000
Sold	3,358,268	198,745,508	2,988,570	179,339,250
Issued in reinvestment of distributions	2,278,750	138,365,694	1,172,713	74,607,999
Redeemed	(2,932,137)	(183,063,845)	(16,399,089)	(1,076,241,185)
	2,704,881	154,047,357	(12,237,806)	(822,293,936)
Net increase (decrease)	15,261,791	$872,209,689	(23,180,396)	$(1,455,965,535)

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Heritage Fund
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	2,185,146	$47,261,297	7,564,536	$190,397,705
Issued in reinvestment of distributions	34,582,008	723,109,781	22,247,750	554,191,756
Redeemed	(17,838,207)	(389,683,025)	(19,730,341)	(497,558,589)
	18,928,947	380,688,053	10,081,945	247,030,872
I Class/Shares Authorized	175,000,000		175,000,000
Sold	1,502,107	38,292,404	3,681,666	102,628,690
Issued in reinvestment of distributions	1,828,308	45,342,038	1,030,345	29,529,677
Redeemed	(4,776,844)	(118,267,603)	(2,583,242)	(75,019,680)
	(1,446,429)	(34,633,161)	2,128,769	57,138,687
Y Class/Shares Authorized	75,000,000		75,000,000
Sold	864,982	22,198,353	817,385	23,971,041
Issued in reinvestment of distributions	553,412	14,261,431	390,914	11,551,502
Redeemed	(849,697)	(22,102,617)	(1,436,549)	(43,845,250)
	568,697	14,357,167	(228,250)	(8,322,707)
A Class/Shares Authorized	170,000,000		170,000,000
Sold	547,236	9,499,605	1,403,149	28,797,589
Issued in reinvestment of distributions	2,974,772	48,637,529	1,816,280	37,251,915
Redeemed	(1,914,034)	(32,926,058)	(2,669,395)	(55,277,399)
	1,607,974	25,211,076	550,034	10,772,105
C Class/Shares Authorized	20,000,000		20,000,000
Sold	19,149	119,609	113,894	1,161,668
Issued in reinvestment of distributions	187,497	1,093,105	146,134	1,503,719
Redeemed	(159,946)	(1,240,429)	(378,130)	(3,910,543)
	46,700	(27,715)	(118,102)	(1,245,156)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	131,164	2,196,150	292,013	5,981,297
Issued in reinvestment of distributions	356,921	5,667,914	209,349	4,207,911
Redeemed	(296,499)	(4,949,460)	(403,382)	(8,224,553)
	191,586	2,914,604	97,980	1,964,655
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	6,128	154,499	11,402	311,973
Issued in reinvestment of distributions	10,347	256,704	5,152	147,717
Redeemed	(8,575)	(201,765)	(2,898)	(85,907)
	7,900	209,438	13,656	373,783
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	1,890,887	50,210,740	4,966,519	150,715,815
Issued in reinvestment of distributions	1,773,046	45,673,657	815,782	24,106,358
Redeemed	(2,562,543)	(65,931,622)	(2,239,742)	(66,835,339)
	1,101,390	29,952,775	3,542,559	107,986,834
G Class/Shares Authorized	600,000,000		600,000,000
Sold	2,231,794	61,048,079	3,997,886	118,005,877
Issued in reinvestment of distributions	3,655,451	97,161,893	3,720,283	112,166,548
Redeemed	(3,267,911)	(91,051,297)	(19,797,552)	(631,002,656)
	2,619,334	67,158,675	(12,079,383)	(400,830,231)
Net increase (decrease)	23,626,099	$485,830,912	3,989,208	$14,868,842

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Large Cap Equity Fund
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	647,900	$34,532,209	1,199,535	$63,114,564
Issued in reinvestment of distributions	3,563,156	169,392,440	1,019,080	55,601,008
Redeemed	(2,703,226)	(135,179,599)	(3,290,858)	(179,934,123)
	1,507,830	68,745,050	(1,072,243)	(61,218,551)
I Class/Shares Authorized	160,000,000		160,000,000
Sold	1,555,320	76,060,827	1,960,890	101,243,901
Issued in reinvestment of distributions	1,512,521	72,071,625	467,016	25,531,774
Redeemed	(1,433,439)	(71,867,989)	(3,174,136)	(168,636,781)
	1,634,402	76,264,463	(746,230)	(41,861,106)
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	12,159	604,804	25,630	1,343,884
Issued in reinvestment of distributions	81,186	3,872,580	30,026	1,642,714
Redeemed	(86,815)	(4,325,249)	(151,708)	(8,196,012)
	6,530	152,135	(96,052)	(5,209,414)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	195,673	9,809,473	239,492	12,959,148
Issued in reinvestment of distributions	409,759	19,373,420	114,867	6,239,570
Redeemed	(231,924)	(11,407,531)	(480,278)	(25,546,984)
	373,508	17,775,362	(125,919)	(6,348,266)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	7,881	350,964	11,434	579,020
Issued in reinvestment of distributions	26,002	1,144,604	9,121	470,250
Redeemed	(32,893)	(1,543,372)	(76,119)	(3,871,949)
	990	(47,804)	(55,564)	(2,822,679)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	51,751	2,474,633	96,117	5,066,879
Issued in reinvestment of distributions	77,763	3,634,626	19,995	1,076,550
Redeemed	(54,103)	(2,620,466)	(122,055)	(6,577,574)
	75,411	3,488,793	(5,943)	(434,145)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	20,447	994,581	45,280	2,495,460
Issued in reinvestment of distributions	21,292	1,015,417	7,288	398,741
Redeemed	(51,231)	(2,421,622)	(52,821)	(2,900,069)
	(9,492)	(411,624)	(253)	(5,868)
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	476,135	22,582,503	433,173	23,160,466
Issued in reinvestment of distributions	346,425	16,545,275	111,847	6,125,857
Redeemed	(689,302)	(33,600,934)	(735,722)	(39,805,736)
	133,258	5,526,844	(190,702)	(10,519,413)
G Class/Shares Authorized	775,000,000		775,000,000
Sold	678,404	32,398,882	3,248,760	166,061,009
Issued in reinvestment of distributions	6,865,823	327,980,361	3,482,701	190,782,340
Redeemed	(6,187,368)	(318,226,462)	(27,056,434)	(1,522,763,182)
	1,356,859	42,152,781	(20,324,973)	(1,165,919,833)
Net increase (decrease)	5,079,296	$213,646,000	(22,617,879)	$(1,294,339,275)

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Select Fund
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	349,821	$45,126,380	831,788	$102,008,200
Issued in reinvestment of distributions	3,725,246	475,117,937	1,354,130	171,175,556
Redeemed	(2,026,602)	(263,358,133)	(3,658,959)	(450,485,696)
	2,048,465	256,886,184	(1,473,041)	(177,301,940)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	130,692	17,598,924	311,378	39,464,471
Issued in reinvestment of distributions	140,290	18,724,469	51,339	6,750,084
Redeemed	(354,584)	(46,744,263)	(393,526)	(50,344,775)
	(83,602)	(10,420,870)	(30,809)	(4,130,220)
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	391,323	52,067,459	525,049	65,934,371
Issued in reinvestment of distributions	105,192	14,237,728	35,882	4,771,619
Redeemed	(345,687)	(47,792,876)	(583,037)	(68,986,074)
	150,828	18,512,311	(22,106)	1,719,916
A Class/Shares Authorized	30,000,000		30,000,000
Sold	40,333	5,041,369	67,713	7,951,805
Issued in reinvestment of distributions	71,014	8,513,137	26,490	3,173,770
Redeemed	(68,909)	(8,230,250)	(169,600)	(20,139,630)
	42,438	5,324,256	(75,397)	(9,014,055)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	6,132	574,623	5,484	490,654
Issued in reinvestment of distributions	3,184	288,901	1,428	134,483
Redeemed	(6,784)	(616,648)	(16,971)	(1,498,833)
	2,532	246,876	(10,059)	(873,696)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	4,206	493,607	13,171	1,482,071
Issued in reinvestment of distributions	4,096	472,268	1,816	210,634
Redeemed	(7,781)	(896,423)	(24,562)	(2,873,728)
	521	69,452	(9,575)	(1,181,023)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	13	1,692	4	566
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	26,635	3,669,221	82,849	10,594,079
Issued in reinvestment of distributions	76,978	10,399,718	28,780	3,820,469
Redeemed	(77,203)	(10,720,757)	(181,936)	(22,964,781)
	26,410	3,348,182	(70,307)	(8,550,233)
G Class/Shares Authorized	200,000,000		200,000,000
Sold	47,806	6,552,650	1,902,703	260,083,749
Issued in reinvestment of distributions	220,099	30,133,813	123,998	16,569,839
Redeemed	(430,627)	(61,367,572)	(1,552,006)	(214,650,497)
	(162,722)	(24,681,109)	474,695	62,003,091
Net increase (decrease)	2,024,883	$249,286,974	(1,216,595)	$(137,327,594)

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Small Cap Growth Fund
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	10,560,148	$228,844,277	21,945,503	$448,940,836
Issued in reinvestment of distributions	4,678,221	101,938,436	57,197	1,273,209
Redeemed	(10,598,736)	(237,565,683)	(14,833,856)	(319,573,937)
	4,639,633	93,217,030	7,168,844	130,640,108
I Class/Shares Authorized	375,000,000		375,000,000
Sold	8,338,693	195,611,004	16,416,172	369,055,453
Issued in reinvestment of distributions	3,095,919	71,329,975	115,501	2,702,720
Redeemed	(18,208,400)	(430,525,387)	(13,265,249)	(302,068,165)
	(6,773,788)	(163,584,408)	3,266,424	69,690,008
Y Class/Shares Authorized	145,000,000		145,000,000
Sold	575,826	13,976,662	1,648,059	36,031,616
Issued in reinvestment of distributions	128,872	3,046,544	7,853	187,920
Redeemed	(1,541,261)	(37,187,045)	(1,910,356)	(45,207,736)
	(836,563)	(20,163,839)	(254,444)	(8,988,200)
A Class/Shares Authorized	70,000,000		70,000,000
Sold	240,084	4,932,748	639,492	12,837,657
Issued in reinvestment of distributions	391,184	7,851,054	—	—
Redeemed	(612,369)	(12,642,643)	(1,108,164)	(22,132,841)
	18,899	141,159	(468,672)	(9,295,184)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	259,775	4,196,508	821,223	13,111,406
Issued in reinvestment of distributions	269,431	4,205,819	—	—
Redeemed	(184,949)	(3,050,087)	(177,257)	(2,757,361)
	344,257	5,352,240	643,966	10,354,045
R Class/Shares Authorized	30,000,000		30,000,000
Sold	140,106	2,707,506	440,134	8,359,151
Issued in reinvestment of distributions	91,485	1,718,998	—	—
Redeemed	(188,875)	(3,660,062)	(344,081)	(6,585,069)
	42,716	766,442	96,053	1,774,082
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	12,850	306,356	60,656	1,452,264
Issued in reinvestment of distributions	7,221	166,525	251	5,872
Redeemed	(9,098)	(215,143)	(27,480)	(648,348)
	10,973	257,738	33,427	809,788
R6 Class/Shares Authorized	530,000,000		530,000,000
Sold	17,017,870	411,580,746	28,303,524	664,816,394
Issued in reinvestment of distributions	4,448,060	105,107,667	208,806	4,996,731
Redeemed	(10,143,728)	(246,191,174)	(13,475,846)	(315,597,838)
	11,322,202	270,497,239	15,036,484	354,215,287
G Class/Shares Authorized	200,000,000		200,000,000
Sold	681,881	17,217,362	2,021,981	48,503,512
Issued in reinvestment of distributions	753,750	18,753,296	214,984	5,355,248
Redeemed	(2,291,310)	(59,586,274)	(10,440,918)	(267,339,189)
	(855,679)	(23,615,616)	(8,203,953)	(213,480,429)
Net increase (decrease)	7,912,650	$162,867,985	17,318,129	$335,719,505

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Ultra Fund
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	2,679,520	$253,628,386	6,066,669	$563,960,549
Issued in reinvestment of distributions	23,973,352	2,236,234,308	7,449,746	721,878,123
Redeemed	(12,676,916)	(1,201,019,494)	(22,199,184)	(2,081,108,115)
	13,975,956	1,288,843,200	(8,682,769)	(795,269,443)
I Class/Shares Authorized	220,000,000		220,000,000
Sold	1,587,771	163,723,278	2,311,250	225,706,626
Issued in reinvestment of distributions	857,587	86,067,469	399,399	41,245,904
Redeemed	(1,982,004)	(200,773,006)	(7,310,347)	(744,143,228)
	463,354	49,017,741	(4,599,698)	(477,190,698)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	325,229	33,192,133	312,702	31,301,734
Issued in reinvestment of distributions	97,330	9,929,571	23,255	2,433,849
Redeemed	(165,507)	(17,064,117)	(190,339)	(19,365,448)
	257,052	26,057,587	145,618	14,370,135
A Class/Shares Authorized	60,000,000		60,000,000
Sold	432,313	37,076,991	1,028,117	88,517,393
Issued in reinvestment of distributions	528,050	44,694,123	145,883	12,995,147
Redeemed	(520,531)	(44,350,733)	(915,309)	(78,441,643)
	439,832	37,420,381	258,691	23,070,897
C Class/Shares Authorized	20,000,000		20,000,000
Sold	36,698	2,162,580	70,114	4,361,769
Issued in reinvestment of distributions	88,206	5,139,739	25,472	1,654,937
Redeemed	(81,203)	(4,849,229)	(137,580)	(8,604,865)
	43,701	2,453,090	(41,994)	(2,588,159)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	62,727	5,083,460	210,735	16,981,334
Issued in reinvestment of distributions	111,008	8,764,066	36,343	3,052,049
Redeemed	(151,511)	(12,060,114)	(345,322)	(28,351,282)
	22,224	1,787,412	(98,244)	(8,317,899)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	15,678	1,601,342	38,344	3,845,870
Issued in reinvestment of distributions	45,955	4,616,688	17,783	1,838,273
Redeemed	(63,133)	(6,395,218)	(216,562)	(22,806,280)
	(1,500)	(177,188)	(160,435)	(17,122,137)
R6 Class/Shares Authorized	250,000,000		250,000,000
Sold	1,380,325	142,220,166	5,815,093	603,200,219
Issued in reinvestment of distributions	2,245,723	228,749,358	781,584	81,683,376
Redeemed	(3,595,819)	(370,784,208)	(9,927,932)	(1,028,593,261)
	30,229	185,316	(3,331,255)	(343,709,666)
G Class/Shares Authorized	80,000,000		80,000,000
Sold	94,888	10,606,977	51,017	5,266,830
Issued in reinvestment of distributions	18,347	1,957,579	3,531	382,858
Redeemed	(31,697)	(3,479,954)	(52,652)	(5,536,132)
	81,538	9,084,602	1,896	113,556
Net increase (decrease)	15,312,386	$1,414,672,141	(16,508,190)	$(1,606,643,414)

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Balanced Fund	$1,683,000

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The average exposure to equity price risk derivative instruments held during the period was as follows:

Select Fund	630

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Balanced Fund	$5,229,642
Growth Fund	$93,709,571
Large Cap Equity Fund	$14,844,255
Small Cap Growth Fund	$113,519,942
Ultra Fund	$27,171,240

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Balanced Fund	$48,069,413	$3,951,664

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Balanced Fund	Growth Fund	Heritage Fund
Federal tax cost of investments	$649,985,986	$5,856,409,389	$4,252,327,752
Gross tax appreciation of investments	$276,080,611	$9,177,129,314	$1,574,567,250
Gross tax depreciation of investments	(17,876,253)	(314,446,123)	(458,498,404)
Net tax appreciation (depreciation) of investments	$258,204,358	$8,862,683,191	$1,116,068,846

	Large Cap Equity Fund	Select Fund	Small Cap Growth Fund	Ultra Fund
Federal tax cost of investments	$1,510,414,061	$2,072,233,201	$4,079,852,893	$7,566,880,282
Gross tax appreciation of investments	$1,646,934,773	$4,413,285,769	$1,281,818,206	$19,447,171,515
Gross tax depreciation of investments	(40,522,886)	(82,664,494)	(256,877,569)	(398,288,963)
Net tax appreciation (depreciation) of investments	$1,606,411,887	$4,330,621,275	$1,024,940,637	$19,048,882,552

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2025, the funds had accumulated short-term capital losses that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

Short-term capital losses
Balanced Fund	$(20,779,260)

As of October 31, 2025, the funds had loss deferrals which represent certain qualified losses that the funds have elected to treat as having been incurred in the following fiscal year for federal income tax purposes. Loss deferrals were as follows:

Late-year ordinary loss deferral
Growth Fund	$(23,881,911)
Select Fund	$(15,978,531)
Small Cap Growth Fund	$(12,222,343)
Ultra Fund	$(100,337,202)

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Balanced Fund
Investor Class
2026(3)	$21.31	0.18	0.35	0.53	(0.16)	—	(0.16)	$21.68	2.52%	0.88%	1.68%	33%	$834,140
2025	$19.54	0.35	1.80	2.15	(0.38)	—	(0.38)	$21.31	11.13%	0.88%	1.77%	84%	$848,683
2024	$16.13	0.35	3.41	3.76	(0.35)	—	(0.35)	$19.54	23.41%	0.89%	1.86%	72%	$836,650
2023	$15.61	0.29	0.53	0.82	(0.30)	—	(0.30)	$16.13	5.20%	0.91%	1.72%	72%	$727,083
2022	$22.97	0.18	(3.38)	(3.20)	(0.15)	(4.01)	(4.16)	$15.61	(16.94)%	0.91%	1.00%	94%	$758,468
2021	$19.73	0.14	4.30	4.44	(0.17)	(1.03)	(1.20)	$22.97	23.34%	0.90%	0.67%	225%	$1,002,740
I Class
2026(3)	$21.33	0.20	0.35	0.55	(0.18)	—	(0.18)	$21.70	2.61%	0.68%	1.88%	33%	$69,587
2025	$19.56	0.39	1.80	2.19	(0.42)	—	(0.42)	$21.33	11.34%	0.68%	1.97%	84%	$66,291
2024	$16.14	0.38	3.43	3.81	(0.39)	—	(0.39)	$19.56	23.70%	0.69%	2.06%	72%	$87,171
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$74,455
2022	$22.98	0.21	(3.37)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$74,220
2021	$19.74	0.19	4.29	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$107,875
R5 Class
2026(3)	$21.32	0.20	0.36	0.56	(0.18)	—	(0.18)	$21.70	2.66%	0.68%	1.88%	33%	$2,607
2025	$19.55	0.39	1.80	2.19	(0.42)	—	(0.42)	$21.32	11.35%	0.68%	1.97%	84%	$2,073
2024	$16.14	0.38	3.42	3.80	(0.39)	—	(0.39)	$19.55	23.64%	0.69%	2.06%	72%	$1,750
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$1,550
2022	$22.98	0.19	(3.35)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$1,567
2021	$19.74	0.18	4.30	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$7,050

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Growth Fund
Investor Class
2026(3)	$68.62	(0.09)	(1.68)	(1.77)	—	(9.76)	(9.76)	$57.09	(2.43)%	0.83%	0.96%	(0.32)%	(0.45)%	13%	$10,861,863
2025	$57.66	(0.17)	14.59	14.42	—	(3.46)	(3.46)	$68.62	25.81%	0.87%	0.96%	(0.28)%	(0.37)%	38%	$11,777,710
2024	$43.97	(0.11)	16.14	16.03	—	(2.34)	(2.34)	$57.66	37.43%	0.91%	0.96%	(0.21)%	(0.26)%	21%	$10,120,956
2023	$37.23	(0.01)	7.47	7.46	—	(0.72)	(0.72)	$43.97	20.47%	0.93%	0.97%	(0.03)%	(0.07)%	20%	$7,846,335
2022	$58.23	(0.09)	(14.59)	(14.68)	—	(6.32)	(6.32)	$37.23	(28.26)%	0.95%	0.97%	(0.19)%	(0.21)%	25%	$6,859,912
2021	$41.94	(0.18)	18.03	17.85	—	(1.56)	(1.56)	$58.23	43.66%	0.96%	0.96%	(0.36)%	(0.36)%	21%	$10,186,486
I Class
2026(3)	$71.31	(0.04)	(1.73)	(1.77)	—	(9.76)	(9.76)	$59.78	(2.33)%	0.63%	0.76%	(0.12)%	(0.25)%	13%	$1,223,805
2025	$59.69	(0.05)	15.13	15.08	—	(3.46)	(3.46)	$71.31	26.07%	0.67%	0.76%	(0.08)%	(0.17)%	38%	$1,944,469
2024	$45.36	—(4)	16.67	16.67	—	(2.34)	(2.34)	$59.69	37.71%	0.71%	0.76%	(0.01)%	(0.06)%	21%	$1,810,889
2023	$38.35	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.36	20.72%	0.73%	0.77%	0.17%	0.13%	20%	$1,503,056
2022	$59.70	—(4)	(15.03)	(15.03)	—	(6.32)	(6.32)	$38.35	(28.14)%	0.75%	0.77%	0.01%	(0.01)%	25%	$1,418,404
2021	$42.87	(0.08)	18.47	18.39	—	(1.56)	(1.56)	$59.70	43.95%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$2,061,819
Y Class
2026(3)	$71.91	0.01	(1.75)	(1.74)	—	(9.76)	(9.76)	$60.41	(2.26)%	0.48%	0.61%	0.03%	(0.10)%	13%	$49,470
2025	$60.08	0.04	15.25	15.29	—	(3.46)	(3.46)	$71.91	26.25%	0.52%	0.61%	0.07%	(0.02)%	38%	$52,748
2024	$45.58	0.06	16.78	16.84	—	(2.34)	(2.34)	$60.08	37.91%	0.56%	0.61%	0.14%	0.09%	21%	$33,264
2023	$38.53	0.15	7.73	7.88	(0.11)	(0.72)	(0.83)	$45.58	20.91%	0.58%	0.62%	0.32%	0.28%	20%	$10,658
2022	$59.86	0.07	(15.08)	(15.01)	—	(6.32)	(6.32)	$38.53	(28.02)%	0.60%	0.62%	0.16%	0.14%	25%	$45,448
2021	$42.93	(0.01)	18.50	18.49	—	(1.56)	(1.56)	$59.86	44.13%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$66,916
A Class
2026(3)	$64.25	(0.15)	(1.58)	(1.73)	—	(9.76)	(9.76)	$52.76	(2.55)%	1.08%	1.21%	(0.57)%	(0.70)%	13%	$184,383
2025	$54.32	(0.29)	13.68	13.39	—	(3.46)	(3.46)	$64.25	25.50%	1.12%	1.21%	(0.53)%	(0.62)%	38%	$200,149
2024	$41.64	(0.24)	15.26	15.02	—	(2.34)	(2.34)	$54.32	37.10%	1.16%	1.21%	(0.46)%	(0.51)%	21%	$175,100
2023	$35.37	(0.11)	7.10	6.99	—	(0.72)	(0.72)	$41.64	20.18%	1.18%	1.22%	(0.28)%	(0.32)%	20%	$122,253
2022	$55.78	(0.19)	(13.90)	(14.09)	—	(6.32)	(6.32)	$35.37	(28.46)%	1.20%	1.22%	(0.44)%	(0.46)%	25%	$100,332
2021	$40.32	(0.30)	17.32	17.02	—	(1.56)	(1.56)	$55.78	43.31%	1.21%	1.21%	(0.61)%	(0.61)%	21%	$144,743

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Growth Fund
C Class
2026(3)	$55.56	(0.30)	(1.38)	(1.68)	—	(9.76)	(9.76)	$44.12	(2.91)%	1.83%	1.96%	(1.32)%	(1.45)%	13%	$13,562
2025	$47.73	(0.62)	11.91	11.29	—	(3.46)	(3.46)	$55.56	24.57%	1.87%	1.96%	(1.28)%	(1.37)%	38%	$15,775
2024	$37.10	(0.55)	13.52	12.97	—	(2.34)	(2.34)	$47.73	36.06%	1.91%	1.96%	(1.21)%	(1.26)%	21%	$13,325
2023	$31.83	(0.36)	6.35	5.99	—	(0.72)	(0.72)	$37.10	19.27%	1.93%	1.97%	(1.03)%	(1.07)%	20%	$9,153
2022	$51.16	(0.46)	(12.55)	(13.01)	—	(6.32)	(6.32)	$31.83	(28.97)%	1.95%	1.97%	(1.19)%	(1.21)%	25%	$9,097
2021	$37.37	(0.59)	15.94	15.35	—	(1.56)	(1.56)	$51.16	42.23%	1.96%	1.96%	(1.36)%	(1.36)%	21%	$12,674
R Class
2026(3)	$60.50	(0.21)	(1.49)	(1.70)	—	(9.76)	(9.76)	$49.04	(2.67)%	1.33%	1.46%	(0.82)%	(0.95)%	13%	$91,264
2025	$51.45	(0.41)	12.92	12.51	—	(3.46)	(3.46)	$60.50	25.20%	1.37%	1.46%	(0.78)%	(0.87)%	38%	$99,677
2024	$39.64	(0.34)	14.49	14.15	—	(2.34)	(2.34)	$51.45	36.76%	1.41%	1.46%	(0.71)%	(0.76)%	21%	$94,149
2023	$33.80	(0.20)	6.76	6.56	—	(0.72)	(0.72)	$39.64	19.84%	1.43%	1.47%	(0.53)%	(0.57)%	20%	$74,851
2022	$53.69	(0.29)	(13.28)	(13.57)	—	(6.32)	(6.32)	$33.80	(28.62)%	1.45%	1.47%	(0.69)%	(0.71)%	25%	$72,437
2021	$38.96	(0.40)	16.69	16.29	—	(1.56)	(1.56)	$53.69	42.94%	1.46%	1.46%	(0.86)%	(0.86)%	21%	$114,022
R5 Class
2026(3)	$71.40	(0.04)	(1.74)	(1.78)	—	(9.76)	(9.76)	$59.86	(2.34)%	0.63%	0.76%	(0.12)%	(0.25)%	13%	$6,432
2025	$59.76	(0.05)	15.15	15.10	—	(3.46)	(3.46)	$71.40	26.07%	0.67%	0.76%	(0.08)%	(0.17)%	38%	$6,348
2024	$45.41	(0.02)	16.71	16.69	—	(2.34)	(2.34)	$59.76	37.72%	0.71%	0.76%	(0.01)%	(0.06)%	21%	$5,072
2023	$38.40	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.41	20.70%	0.73%	0.77%	0.17%	0.13%	20%	$2,490
2022	$59.76	(0.01)	(15.03)	(15.04)	—	(6.32)	(6.32)	$38.40	(28.12)%	0.75%	0.77%	0.01%	(0.01)%	25%	$2,471
2021	$42.91	(0.09)	18.50	18.41	—	(1.56)	(1.56)	$59.76	43.96%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$4,950
R6 Class
2026(3)	$71.77	0.01	(1.75)	(1.74)	—	(9.76)	(9.76)	$60.27	(2.26)%	0.48%	0.61%	0.03%	(0.10)%	13%	$1,204,528
2025	$59.97	0.04	15.22	15.26	—	(3.46)	(3.46)	$71.77	26.25%	0.52%	0.61%	0.07%	(0.02)%	38%	$1,434,338
2024	$45.50	0.08	16.73	16.81	—	(2.34)	(2.34)	$59.97	37.91%	0.56%	0.61%	0.14%	0.09%	21%	$1,431,350
2023	$38.47	0.13	7.73	7.86	(0.11)	(0.72)	(0.83)	$45.50	20.89%	0.58%	0.62%	0.32%	0.28%	20%	$1,098,477
2022	$59.77	0.07	(15.05)	(14.98)	—	(6.32)	(6.32)	$38.47	(28.01)%	0.60%	0.62%	0.16%	0.14%	25%	$879,964
2021	$42.86	(0.01)	18.48	18.47	—	(1.56)	(1.56)	$59.77	44.15%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$876,460
G Class
2026(3)	$72.89	0.15	(1.76)	(1.61)	—	(9.76)	(9.76)	$61.52	(2.03)%	0.00%	0.61%	0.51%	(0.10)%	13%	$1,066,865
2025	$60.55	0.37	15.43	15.80	—	(3.46)	(3.46)	$72.89	26.90%	0.00%	0.61%	0.59%	(0.02)%	38%	$1,066,929
2024	$45.68	0.39	16.82	17.21	—	(2.34)	(2.34)	$60.55	38.69%	0.00%	0.61%	0.70%	0.09%	21%	$1,627,354
2023	$38.62	0.39	7.72	8.11	(0.33)	(0.72)	(1.05)	$45.68	21.60%	0.00%	0.62%	0.90%	0.28%	20%	$1,308,464
2022(5)	$47.73	0.23	(8.33)	(8.10)	—	(1.01)	(1.01)	$38.62	(17.41)%	0.00%	0.62%	0.82%	0.20%	25%(6)	$1,252,003

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
(5)March 1, 2022 (commencement of sale) through October 31, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Heritage Fund
Investor Class
2026(3)	$26.36	(0.06)	(0.91)	(0.97)	(4.60)	—	(4.60)	$20.79	(3.78)%	1.00%	1.00%	(0.52)%	(0.52)%	31%	$3,888,450
2025	$25.70	(0.13)	4.49	4.36	(3.70)	—	(3.70)	$26.36	17.77%	1.00%	1.00%	(0.50)%	(0.50)%	62%	$4,431,395
2024	$18.42	(0.11)	7.56	7.45	(0.17)	—	(0.17)	$25.70	40.52%	1.00%	1.00%	(0.46)%	(0.46)%	66%	$4,062,044
2023	$18.42	(0.08)	0.08	—	—	—	—	$18.42	0.11%	1.00%	1.00%	(0.41)%	(0.41)%	51%	$3,168,263
2022	$30.00	(0.13)	(8.19)	(8.32)	(3.12)	(0.14)	(3.26)	$18.42	(30.66)%	1.01%	1.01%	(0.62)%	(0.62)%	47%	$3,369,474
2021	$24.38	(0.18)	9.35	9.17	(3.55)	—	(3.55)	$30.00	40.54%	1.00%	1.00%	(0.66)%	(0.66)%	44%	$5,307,249
I Class
2026(3)	$30.38	(0.04)	(1.06)	(1.10)	(4.60)	—	(4.60)	$24.68	(3.66)%	0.80%	0.80%	(0.32)%	(0.32)%	31%	$225,208
2025	$29.06	(0.09)	5.11	5.02	(3.70)	—	(3.70)	$30.38	18.02%	0.80%	0.80%	(0.30)%	(0.30)%	62%	$321,138
2024	$20.77	(0.07)	8.53	8.46	(0.17)	—	(0.17)	$29.06	40.75%	0.80%	0.80%	(0.26)%	(0.26)%	66%	$245,373
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.29%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$203,612
2022	$33.26	(0.10)	(9.17)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.49)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$231,708
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$413,523
Y Class
2026(3)	$31.36	(0.02)	(1.09)	(1.11)	(4.60)	—	(4.60)	$25.65	(3.61)%	0.65%	0.65%	(0.17)%	(0.17)%	31%	$94,360
2025	$29.86	(0.05)	5.25	5.20	(3.70)	—	(3.70)	$31.36	18.19%	0.65%	0.65%	(0.15)%	(0.15)%	62%	$97,543
2024	$21.30	(0.03)	8.76	8.73	(0.17)	—	(0.17)	$29.86	41.01%	0.65%	0.65%	(0.11)%	(0.11)%	66%	$99,672
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$68,371
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$62,416
2021	$27.10	(0.10)	10.48	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$85,720
A Class
2026(3)	$21.65	(0.07)	(0.74)	(0.81)	(4.60)	—	(4.60)	$16.24	(3.88)%	1.25%	1.25%	(0.77)%	(0.77)%	31%	$206,968
2025	$21.75	(0.16)	3.76	3.60	(3.70)	—	(3.70)	$21.65	17.52%	1.25%	1.25%	(0.75)%	(0.75)%	62%	$241,153
2024	$15.65	(0.14)	6.41	6.27	(0.17)	—	(0.17)	$21.75	40.09%	1.25%	1.25%	(0.71)%	(0.71)%	66%	$230,325
2023	$15.69	(0.11)	0.07	(0.04)	—	—	—	$15.65	(0.13)%	1.25%	1.25%	(0.66)%	(0.66)%	51%	$194,096
2022	$26.11	(0.16)	(7.00)	(7.16)	(3.12)	(0.14)	(3.26)	$15.69	(30.80)%	1.26%	1.26%	(0.87)%	(0.87)%	47%	$218,573
2021	$21.67	(0.22)	8.21	7.99	(3.55)	—	(3.55)	$26.11	40.12%	1.25%	1.25%	(0.91)%	(0.91)%	44%	$364,852

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Heritage Fund
C Class
2026(3)	$10.79	(0.05)	(0.37)	(0.42)	(4.60)	—	(4.60)	$5.77	(4.33)%	2.00%	2.00%	(1.52)%	(1.52)%	31%	$2,031
2025	$12.58	(0.16)	2.07	1.91	(3.70)	—	(3.70)	$10.79	16.56%	2.00%	2.00%	(1.50)%	(1.50)%	62%	$3,292
2024	$9.18	(0.17)	3.74	3.57	(0.17)	—	(0.17)	$12.58	39.18%	2.00%	2.00%	(1.46)%	(1.46)%	66%	$5,325
2023	$9.28	(0.14)	0.04	(0.10)	—	—	—	$9.18	(0.97)%	2.00%	2.00%	(1.41)%	(1.41)%	51%	$6,198
2022	$16.95	(0.18)	(4.23)	(4.41)	(3.12)	(0.14)	(3.26)	$9.28	(31.31)%	2.01%	2.01%	(1.62)%	(1.62)%	47%	$10,289
2021	$15.22	(0.25)	5.53	5.28	(3.55)	—	(3.55)	$16.95	39.13%	2.00%	2.00%	(1.66)%	(1.66)%	44%	$21,836
R Class
2026(3)	$21.17	(0.08)	(0.73)	(0.81)	(4.60)	—	(4.60)	$15.76	(3.99)%	1.50%	1.50%	(1.02)%	(1.02)%	31%	$22,922
2025	$21.39	(0.21)	3.69	3.48	(3.70)	—	(3.70)	$21.17	17.21%	1.50%	1.50%	(1.00)%	(1.00)%	62%	$26,744
2024	$15.43	(0.19)	6.32	6.13	(0.17)	—	(0.17)	$21.39	39.75%	1.50%	1.50%	(0.96)%	(0.96)%	66%	$24,925
2023	$15.51	(0.15)	0.07	(0.08)	—	—	—	$15.43	(0.39)%	1.50%	1.50%	(0.91)%	(0.91)%	51%	$19,694
2022	$25.91	(0.20)	(6.94)	(7.14)	(3.12)	(0.14)	(3.26)	$15.51	(30.98)%	1.51%	1.51%	(1.12)%	(1.12)%	47%	$22,855
2021	$21.57	(0.27)	8.16	7.89	(3.55)	—	(3.55)	$25.91	39.80%	1.50%	1.50%	(1.16)%	(1.16)%	44%	$37,753
R5 Class
2026(3)	$30.38	(0.04)	(1.05)	(1.09)	(4.60)	—	(4.60)	$24.69	(3.66)%	0.80%	0.80%	(0.32)%	(0.32)%	31%	$1,536
2025	$29.07	(0.09)	5.10	5.01	(3.70)	—	(3.70)	$30.38	18.01%	0.80%	0.80%	(0.30)%	(0.30)%	62%	$1,650
2024	$20.77	(0.07)	8.54	8.47	(0.17)	—	(0.17)	$29.07	40.73%	0.80%	0.80%	(0.26)%	(0.26)%	66%	$1,182
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.34%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$987
2022	$33.26	(0.11)	(9.16)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.50)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$371
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$973
R6 Class
2026(3)	$31.36	(0.02)	(1.09)	(1.11)	(4.60)	—	(4.60)	$25.65	(3.60)%	0.65%	0.65%	(0.17)%	(0.17)%	31%	$281,788
2025	$29.85	(0.05)	5.26	5.21	(3.70)	—	(3.70)	$31.36	18.19%	0.65%	0.65%	(0.15)%	(0.15)%	62%	$310,021
2024	$21.30	(0.03)	8.75	8.72	(0.17)	—	(0.17)	$29.85	41.01%	0.65%	0.65%	(0.11)%	(0.11)%	66%	$189,373
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$154,171
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$154,825
2021	$27.10	(0.09)	10.47	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$194,829
G Class
2026(3)	$32.18	0.07	(1.13)	(1.06)	(4.60)	—	(4.60)	$26.52	(3.32)%	0.00%	0.65%	0.48%	(0.17)%	31%	$640,575
2025	$30.37	0.15	5.36	5.51	(3.70)	—	(3.70)	$32.18	18.98%	0.00%	0.65%	0.50%	(0.15)%	62%	$692,821
2024	$21.52	0.15	8.87	9.02	(0.17)	—	(0.17)	$30.37	41.87%	0.00%	0.65%	0.54%	(0.11)%	66%	$1,020,668
2023	$21.31	0.13	0.08	0.21	—	—	—	$21.52	1.13%	0.00%	0.65%	0.59%	(0.06)%	51%	$962,297
2022(4)	$24.55	0.06	(3.12)	(3.06)	(0.04)	(0.14)	(0.18)	$21.31	(12.57)%	0.01%	0.66%	0.43%	(0.22)%	47%(5)	$935,941

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
(4)March 1, 2022 (commencement of sale) through October 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Large Cap Equity Fund
Investor Class
2026(3)	$59.00	0.09	1.71	1.80	(0.26)	(10.81)	(11.07)	$49.73	3.93%	0.79%	0.79%	0.38%	0.38%	11%	$861,178
2025	$54.85	0.21	7.47	7.68	(0.31)	(3.22)	(3.53)	$59.00	14.53%	0.79%	0.79%	0.41%	0.41%	44%	$932,805
2024	$42.14	0.33	13.21	13.54	(0.41)	(0.42)	(0.83)	$54.85	32.47%	0.79%	0.79%	0.64%	0.64%	21%	$926,057
2023	$38.81	0.36	3.21	3.57	(0.21)	(0.03)	(0.24)	$42.14	9.26%	0.79%	0.79%	0.87%	0.87%	21%	$785,687
2022	$48.06	0.26	(8.36)	(8.10)	(0.19)	(0.96)	(1.15)	$38.81	(17.29)%	0.79%	0.79%	0.62%	0.62%	15%	$624,266
2021	$33.63	0.19	14.40	14.59	(0.16)	—	(0.16)	$48.06	43.50%	0.79%	0.79%	0.46%	0.46%	18%	$835,453
I Class
2026(3)	$59.23	0.14	1.71	1.85	(0.38)	(10.81)	(11.19)	$49.89	4.04%	0.59%	0.59%	0.58%	0.58%	11%	$433,824
2025	$55.06	0.32	7.50	7.82	(0.43)	(3.22)	(3.65)	$59.23	14.73%	0.59%	0.59%	0.61%	0.61%	44%	$418,221
2024	$42.29	0.43	13.27	13.70	(0.51)	(0.42)	(0.93)	$55.06	32.76%	0.59%	0.59%	0.84%	0.84%	21%	$429,868
2023	$38.95	0.45	3.21	3.66	(0.29)	(0.03)	(0.32)	$42.29	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$400,916
2022	$48.23	0.35	(8.38)	(8.03)	(0.29)	(0.96)	(1.25)	$38.95	(17.13)%	0.59%	0.59%	0.82%	0.82%	15%	$401,398
2021	$33.75	0.27	14.44	14.71	(0.23)	—	(0.23)	$48.23	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$469,840
Y Class
2026(3)	$59.35	0.18	1.71	1.89	(0.47)	(10.81)	(11.28)	$49.96	4.11%	0.44%	0.44%	0.73%	0.73%	11%	$18,207
2025	$55.16	0.41	7.51	7.92	(0.51)	(3.22)	(3.73)	$59.35	14.92%	0.44%	0.44%	0.76%	0.76%	44%	$21,238
2024	$42.37	0.51	13.28	13.79	(0.58)	(0.42)	(1.00)	$55.16	32.95%	0.44%	0.44%	0.99%	0.99%	21%	$25,041
2023	$39.02	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.37	9.63%	0.44%	0.44%	1.22%	1.22%	21%	$22,099
2022	$48.32	0.42	(8.40)	(7.98)	(0.36)	(0.96)	(1.32)	$39.02	(17.01)%	0.44%	0.44%	0.97%	0.97%	15%	$18,949
2021	$33.81	0.34	14.46	14.80	(0.29)	—	(0.29)	$48.32	44.01%	0.44%	0.44%	0.81%	0.81%	18%	$18,939
A Class
2026(3)	$58.62	0.03	1.69	1.72	(0.12)	(10.81)	(10.93)	$49.41	3.82%	1.04%	1.04%	0.13%	0.13%	11%	$114,354
2025	$54.51	0.08	7.41	7.49	(0.16)	(3.22)	(3.38)	$58.62	14.22%	1.04%	1.04%	0.16%	0.16%	44%	$113,752
2024	$41.87	0.19	13.16	13.35	(0.29)	(0.42)	(0.71)	$54.51	32.18%	1.04%	1.04%	0.39%	0.39%	21%	$112,646
2023	$38.57	0.26	3.19	3.45	(0.12)	(0.03)	(0.15)	$41.87	8.96%	1.04%	1.04%	0.62%	0.62%	21%	$88,136
2022	$47.77	0.16	(8.33)	(8.17)	(0.07)	(0.96)	(1.03)	$38.57	(17.50)%	1.04%	1.04%	0.37%	0.37%	15%	$83,808
2021	$33.43	0.08	14.32	14.40	(0.06)	—	(0.06)	$47.77	43.13%	1.04%	1.04%	0.21%	0.21%	18%	$97,032

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Large Cap Equity Fund
C Class
2026(3)	$55.27	(0.14)	1.56	1.42	—	(10.81)	(10.81)	$45.88	3.42%	1.79%	1.79%	(0.62)%	(0.62)%	11%	$6,013
2025	$51.79	(0.30)	7.00	6.70	—	(3.22)	(3.22)	$55.27	13.37%	1.79%	1.79%	(0.59)%	(0.59)%	44%	$7,188
2024	$39.85	(0.17)	12.53	12.36	—	(0.42)	(0.42)	$51.79	31.19%	1.79%	1.79%	(0.36)%	(0.36)%	21%	$9,613
2023	$36.88	(0.05)	3.05	3.00	—	(0.03)	(0.03)	$39.85	8.14%	1.79%	1.79%	(0.13)%	(0.13)%	21%	$9,665
2022	$45.99	(0.16)	(7.99)	(8.15)	—	(0.96)	(0.96)	$36.88	(18.12)%	1.79%	1.79%	(0.38)%	(0.38)%	15%	$10,636
2021	$32.37	(0.22)	13.84	13.62	—	—	—	$45.99	42.08%	1.79%	1.79%	(0.54)%	(0.54)%	18%	$14,427
R Class
2026(3)	$57.97	(0.03)	1.67	1.64	—	(10.81)	(10.81)	$48.80	3.68%	1.29%	1.29%	(0.12)%	(0.12)%	11%	$20,202
2025	$53.93	(0.06)	7.34	7.28	(0.02)	(3.22)	(3.24)	$57.97	13.96%	1.29%	1.29%	(0.09)%	(0.09)%	44%	$19,624
2024	$41.44	0.07	13.01	13.08	(0.17)	(0.42)	(0.59)	$53.93	31.81%	1.29%	1.29%	0.14%	0.14%	21%	$18,578
2023	$38.17	0.15	3.17	3.32	(0.02)	(0.03)	(0.05)	$41.44	8.71%	1.29%	1.29%	0.37%	0.37%	21%	$14,574
2022	$47.33	0.05	(8.25)	(8.20)	—	(0.96)	(0.96)	$38.17	(17.71)%	1.29%	1.29%	0.12%	0.12%	15%	$15,124
2021	$33.15	(0.02)	14.20	14.18	—	—	—	$47.33	42.78%	1.29%	1.29%	(0.04)%	(0.04)%	18%	$18,044
R5 Class
2026(3)	$59.27	0.14	1.71	1.85	(0.38)	(10.81)	(11.19)	$49.93	4.04%	0.59%	0.59%	0.58%	0.58%	11%	$5,892
2025	$55.09	0.32	7.51	7.83	(0.43)	(3.22)	(3.65)	$59.27	14.74%	0.59%	0.59%	0.61%	0.61%	44%	$7,556
2024	$42.31	0.42	13.29	13.71	(0.51)	(0.42)	(0.93)	$55.09	32.77%	0.59%	0.59%	0.84%	0.84%	21%	$7,038
2023	$38.97	0.46	3.20	3.66	(0.29)	(0.03)	(0.32)	$42.31	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$5,157
2022	$48.26	0.35	(8.39)	(8.04)	(0.29)	(0.96)	(1.25)	$38.97	(17.14)%	0.59%	0.59%	0.82%	0.82%	15%	$6,068
2021	$33.77	0.27	14.45	14.72	(0.23)	—	(0.23)	$48.26	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$5,819
R6 Class
2026(3)	$59.41	0.18	1.72	1.90	(0.47)	(10.81)	(11.28)	$50.03	4.11%	0.44%	0.44%	0.73%	0.73%	11%	$82,169
2025	$55.22	0.40	7.52	7.92	(0.51)	(3.22)	(3.73)	$59.41	14.93%	0.44%	0.44%	0.76%	0.76%	44%	$89,664
2024	$42.41	0.50	13.31	13.81	(0.58)	(0.42)	(1.00)	$55.22	32.97%	0.44%	0.44%	0.99%	0.99%	21%	$93,873
2023	$39.06	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.41	9.62%	0.44%	0.44%	1.22%	1.22%	21%	$71,865
2022	$48.37	0.42	(8.41)	(7.99)	(0.36)	(0.96)	(1.32)	$39.06	(17.02)%	0.44%	0.44%	0.97%	0.97%	15%	$58,804
2021	$33.84	0.32	14.50	14.82	(0.29)	—	(0.29)	$48.37	44.03%	0.44%	0.44%	0.81%	0.81%	18%	$46,681

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Large Cap Equity Fund
G Class
2026(3)	$59.64	0.29	1.73	2.02	(0.73)	(10.81)	(11.54)	$50.12	4.34%	0.00%	0.44%	1.17%	0.73%	11%	$1,576,075
2025	$55.44	0.65	7.54	8.19	(0.77)	(3.22)	(3.99)	$59.64	15.42%	0.00%	0.44%	1.20%	0.76%	44%	$1,794,711
2024	$42.58	0.74	13.33	14.07	(0.79)	(0.42)	(1.21)	$55.44	33.54%	0.00%	0.44%	1.43%	0.99%	21%	$2,794,901
2023	$39.21	0.70	3.22	3.92	(0.52)	(0.03)	(0.55)	$42.58	10.12%	0.00%	0.44%	1.66%	1.22%	21%	$2,748,223
2022	$48.54	0.60	(8.40)	(7.80)	(0.57)	(0.96)	(1.53)	$39.21	(16.63)%	0.00%	0.44%	1.41%	0.97%	15%	$1,802,038
2021	$33.97	0.53	14.49	15.02	(0.45)	—	(0.45)	$48.54	44.61%	0.00%	0.44%	1.25%	0.81%	18%	$2,360,362

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Select Fund
Investor Class
2026(3)	$144.42	(0.22)	1.23	1.01	(12.93)	$132.50	1.05%	0.90%	0.98%	(0.34)%	(0.42)%	7%	$5,467,904
2025	$119.63	(0.48)	29.74	29.26	(4.47)	$144.42	24.98%	0.90%	0.98%	(0.38)%	(0.46)%	22%	$5,664,163
2024	$92.03	(0.36)	33.18	32.82	(5.22)	$119.63	36.74%	0.92%	0.98%	(0.33)%	(0.39)%	18%	$4,868,303
2023	$87.50	(0.09)	12.42	12.33	(7.80)	$92.03	15.85%	0.94%	0.99%	(0.11)%	(0.16)%	14%	$3,741,138
2022	$124.12	(0.28)	(26.71)	(26.99)	(9.63)	$87.50	(23.66)%	0.96%	1.00%	(0.28)%	(0.32)%	15%	$3,417,398
2021	$93.93	(0.40)	36.91	36.51	(6.32)	$124.12	40.63%	0.97%	0.99%	(0.37)%	(0.39)%	11%	$4,770,672
I Class
2026(3)	$150.48	(0.09)	1.30	1.21	(12.93)	$138.76	1.15%	0.70%	0.78%	(0.14)%	(0.22)%	7%	$203,775
2025	$124.24	(0.24)	30.95	30.71	(4.47)	$150.48	25.23%	0.70%	0.78%	(0.18)%	(0.26)%	22%	$233,568
2024	$95.21	(0.15)	34.40	34.25	(5.22)	$124.24	37.03%	0.72%	0.78%	(0.13)%	(0.19)%	18%	$196,670
2023	$90.09	0.08	12.84	12.92	(7.80)	$95.21	16.07%	0.74%	0.79%	0.09%	0.04%	14%	$146,335
2022	$127.27	(0.08)	(27.47)	(27.55)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$120,051
2021	$95.99	(0.19)	37.79	37.60	(6.32)	$127.27	40.90%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$156,502
Y Class
2026(3)	$152.39	—(4)	1.34	1.34	(12.93)	$140.80	1.23%	0.55%	0.63%	0.01%	(0.07)%	7%	$174,713
2025	$125.58	(0.05)	31.33	31.28	(4.47)	$152.39	25.42%	0.55%	0.63%	(0.03)%	(0.11)%	22%	$166,112
2024	$96.05	0.02	34.73	34.75	(5.22)	$125.58	37.23%	0.57%	0.63%	0.02%	(0.04)%	18%	$139,668
2023	$90.69	0.22	12.94	13.16	(7.80)	$96.05	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$97,252
2022	$127.87	0.07	(27.62)	(27.55)	(9.63)	$90.69	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$68,908
2021	$96.28	(0.03)	37.94	37.91	(6.32)	$127.87	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$103,669
A Class
2026(3)	$136.59	(0.36)	1.12	0.76	(12.93)	$124.42	0.92%	1.15%	1.23%	(0.59)%	(0.67)%	7%	$87,451
2025	$113.64	(0.74)	28.16	27.42	(4.47)	$136.59	24.67%	1.15%	1.23%	(0.63)%	(0.71)%	22%	$90,204
2024	$87.85	(0.61)	31.62	31.01	(5.22)	$113.64	36.42%	1.17%	1.23%	(0.58)%	(0.64)%	18%	$83,620
2023	$84.10	(0.31)	11.86	11.55	(7.80)	$87.85	15.54%	1.19%	1.24%	(0.36)%	(0.41)%	14%	$61,961
2022	$119.94	(0.51)	(25.70)	(26.21)	(9.63)	$84.10	(23.85)%	1.21%	1.25%	(0.53)%	(0.57)%	15%	$51,336
2021	$91.18	(0.65)	35.73	35.08	(6.32)	$119.94	40.26%	1.22%	1.24%	(0.62)%	(0.64)%	11%	$72,806

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Select Fund
C Class
2026(3)	$106.71	(0.62)	0.75	0.13	(12.93)	$93.91	0.55%	1.90%	1.98%	(1.34)%	(1.42)%	7%	$2,378
2025	$90.33	(1.27)	22.12	20.85	(4.47)	$106.71	23.73%	1.90%	1.98%	(1.38)%	(1.46)%	22%	$2,432
2024	$71.26	(1.11)	25.40	24.29	(5.22)	$90.33	35.41%	1.92%	1.98%	(1.33)%	(1.39)%	18%	$2,967
2023	$70.21	(0.76)	9.61	8.85	(7.80)	$71.26	14.69%	1.94%	1.99%	(1.11)%	(1.16)%	14%	$2,303
2022	$102.40	(1.05)	(21.51)	(22.56)	(9.63)	$70.21	(24.42)%	1.96%	2.00%	(1.28)%	(1.32)%	15%	$2,598
2021	$79.23	(1.21)	30.70	29.49	(6.32)	$102.40	39.23%	1.97%	1.99%	(1.37)%	(1.39)%	11%	$4,151
R Class
2026(3)	$131.93	(0.49)	1.07	0.58	(12.93)	$119.58	0.81%	1.40%	1.48%	(0.84)%	(0.92)%	7%	$4,358
2025	$110.17	(1.01)	27.24	26.23	(4.47)	$131.93	24.36%	1.40%	1.48%	(0.88)%	(0.96)%	22%	$4,740
2024	$85.52	(0.85)	30.72	29.87	(5.22)	$110.17	36.06%	1.42%	1.48%	(0.83)%	(0.89)%	18%	$5,013
2023	$82.26	(0.51)	11.57	11.06	(7.80)	$85.52	15.27%	1.44%	1.49%	(0.61)%	(0.66)%	14%	$3,512
2022	$117.80	(0.74)	(25.17)	(25.91)	(9.63)	$82.26	(24.04)%	1.46%	1.50%	(0.78)%	(0.82)%	15%	$3,639
2021	$89.86	(0.90)	35.16	34.26	(6.32)	$117.80	39.92%	1.47%	1.49%	(0.87)%	(0.89)%	11%	$4,452
R5 Class
2026(3)	$150.49	(0.10)	1.31	1.21	(12.93)	$138.77	1.14%	0.70%	0.78%	(0.14)%	(0.22)%	7%	$20
2025	$124.25	(0.25)	30.96	30.71	(4.47)	$150.49	25.24%	0.70%	0.78%	(0.18)%	(0.26)%	22%	$20
2024	$95.22	(0.15)	34.40	34.25	(5.22)	$124.25	37.03%	0.72%	0.78%	(0.13)%	(0.19)%	18%	$16
2023	$90.09	0.09	12.84	12.93	(7.80)	$95.22	16.08%	0.74%	0.79%	0.09%	0.04%	14%	$12
2022	$127.28	(0.08)	(27.48)	(27.56)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$10
2021	$95.99	(0.18)	37.79	37.61	(6.32)	$127.28	40.91%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$13
R6 Class
2026(3)	$152.13	0.01	1.33	1.34	(12.93)	$140.54	1.22%	0.55%	0.63%	0.01%	(0.07)%	7%	$118,888
2025	$125.38	(0.05)	31.27	31.22	(4.47)	$152.13	25.42%	0.55%	0.63%	(0.03)%	(0.11)%	22%	$124,679
2024	$95.90	0.02	34.68	34.70	(5.22)	$125.38	37.24%	0.57%	0.63%	0.02%	(0.04)%	18%	$111,568
2023	$90.56	0.22	12.92	13.14	(7.80)	$95.90	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$69,647
2022	$127.70	0.06	(27.57)	(27.51)	(9.63)	$90.56	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$59,681
2021	$96.16	(0.02)	37.88	37.86	(6.32)	$127.70	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$6,527
G Class
2026(3)	$153.88	0.39	1.36	1.75	(12.93)	$142.70	1.49%	0.00%	0.63%	0.56%	(0.07)%	7%	$329,647
2025	$126.09	0.68	31.58	32.26	(4.47)	$153.88	26.12%	0.00%	0.63%	0.52%	(0.11)%	22%	$380,501
2024(5)	$98.92	0.64	31.75	32.39	(5.22)	$126.09	33.80%	0.00%	0.63%	0.55%	(0.08)%	18%(6)	$251,933

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
(5)November 2, 2023 (commencement of sale) through October 31, 2024.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Growth Fund
Investor Class
2026(3)	$23.40	(0.09)	1.33	1.24	—	(1.65)	(1.65)	$22.99	5.69%	1.13%	1.13%	(0.80)%	(0.80)%	32%	$1,592,192
2025	$20.93	(0.15)	2.64	2.49	(0.02)	—	(0.02)	$23.40	11.97%	1.13%	1.13%	(0.70)%	(0.70)%	90%	$1,511,914
2024	$15.52	(0.14)	5.55	5.41	—	—	—	$20.93	34.79%	1.14%	1.14%	(0.69)%	(0.69)%	83%	$1,202,283
2023	$16.48	(0.10)	(0.86)	(0.96)	—	—	—	$15.52	(5.83)%	1.17%	1.17%	(0.59)%	(0.59)%	69%	$616,512
2022	$27.32	(0.11)	(6.12)	(6.23)	—	(4.61)	(4.61)	$16.48	(26.71)%	1.17%	1.17%	(0.61)%	(0.61)%	61%	$636,149
2021	$22.00	(0.21)	8.25	8.04	—	(2.72)	(2.72)	$27.32	38.56%	1.17%	1.17%	(0.82)%	(0.82)%	96%	$716,869
I Class
2026(3)	$24.64	(0.07)	1.41	1.34	—	(1.65)	(1.65)	$24.33	5.82%	0.93%	0.93%	(0.60)%	(0.60)%	32%	$938,646
2025	$22.04	(0.11)	2.78	2.67	(0.07)	—	(0.07)	$24.64	12.17%	0.93%	0.93%	(0.50)%	(0.50)%	90%	$1,117,604
2024	$16.31	(0.10)	5.83	5.73	—	—	—	$22.04	35.07%	0.94%	0.94%	(0.49)%	(0.49)%	83%	$927,508
2023	$17.28	(0.07)	(0.90)	(0.97)	—	—	—	$16.31	(5.61)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$604,489
2022	$28.37	(0.08)	(6.40)	(6.48)	—	(4.61)	(4.61)	$17.28	(26.59)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$440,618
2021	$22.71	(0.17)	8.55	8.38	—	(2.72)	(2.72)	$28.37	38.81%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$464,632
Y Class
2026(3)	$25.23	(0.05)	1.44	1.39	—	(1.65)	(1.65)	$24.97	5.88%	0.78%	0.78%	(0.45)%	(0.45)%	32%	$130,302
2025	$22.56	(0.08)	2.85	2.77	(0.10)	—	(0.10)	$25.23	12.31%	0.78%	0.78%	(0.35)%	(0.35)%	90%	$152,766
2024	$16.68	(0.07)	5.95	5.88	—	—	—	$22.56	35.25%	0.79%	0.79%	(0.34)%	(0.34)%	83%	$142,339
2023	$17.65	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.68	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$123,007
2022	$28.83	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.65	(26.45)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$144,975
2021	$23.02	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.83	39.02%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$202,169
A Class
2026(3)	$21.69	(0.11)	1.23	1.12	—	(1.65)	(1.65)	$21.16	5.58%	1.38%	1.38%	(1.05)%	(1.05)%	32%	$108,128
2025	$19.43	(0.19)	2.45	2.26	—	—	—	$21.69	11.63%	1.38%	1.38%	(0.95)%	(0.95)%	90%	$110,440
2024	$14.45	(0.17)	5.15	4.98	—	—	—	$19.43	34.46%	1.39%	1.39%	(0.94)%	(0.94)%	83%	$108,034
2023	$15.38	(0.13)	(0.80)	(0.93)	—	—	—	$14.45	(6.05)%	1.42%	1.42%	(0.84)%	(0.84)%	69%	$89,237
2022	$25.87	(0.15)	(5.73)	(5.88)	—	(4.61)	(4.61)	$15.38	(26.89)%	1.42%	1.42%	(0.86)%	(0.86)%	61%	$91,898
2021	$21.00	(0.26)	7.85	7.59	—	(2.72)	(2.72)	$25.87	38.22%	1.42%	1.42%	(1.07)%	(1.07)%	96%	$134,367

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Growth Fund
C Class
2026(3)	$17.25	(0.14)	0.95	0.81	—	(1.65)	(1.65)	$16.41	5.13%	2.13%	2.13%	(1.80)%	(1.80)%	32%	$48,510
2025	$15.57	(0.27)	1.95	1.68	—	—	—	$17.25	10.86%	2.13%	2.13%	(1.70)%	(1.70)%	90%	$45,063
2024	$11.66	(0.25)	4.16	3.91	—	—	—	$15.57	33.45%	2.14%	2.14%	(1.69)%	(1.69)%	83%	$30,646
2023	$12.50	(0.20)	(0.64)	(0.84)	—	—	—	$11.66	(6.79)%	2.17%	2.17%	(1.59)%	(1.59)%	69%	$12,981
2022	$22.08	(0.23)	(4.74)	(4.97)	—	(4.61)	(4.61)	$12.50	(27.44)%	2.17%	2.17%	(1.61)%	(1.61)%	61%	$8,889
2021	$18.38	(0.38)	6.80	6.42	—	(2.72)	(2.72)	$22.08	37.19%	2.17%	2.17%	(1.82)%	(1.82)%	96%	$10,587
R Class
2026(3)	$20.42	(0.12)	1.14	1.02	—	(1.65)	(1.65)	$19.79	5.43%	1.63%	1.63%	(1.30)%	(1.30)%	32%	$21,552
2025	$18.33	(0.23)	2.32	2.09	—	—	—	$20.42	11.40%	1.63%	1.63%	(1.20)%	(1.20)%	90%	$21,364
2024	$13.67	(0.20)	4.86	4.66	—	—	—	$18.33	34.09%	1.64%	1.64%	(1.19)%	(1.19)%	83%	$17,424
2023	$14.58	(0.16)	(0.75)	(0.91)	—	—	—	$13.67	(6.24)%	1.67%	1.67%	(1.09)%	(1.09)%	69%	$8,798
2022	$24.84	(0.18)	(5.47)	(5.65)	—	(4.61)	(4.61)	$14.58	(27.12)%	1.67%	1.67%	(1.11)%	(1.11)%	61%	$9,010
2021	$20.30	(0.31)	7.57	7.26	—	(2.72)	(2.72)	$24.84	37.88%	1.67%	1.67%	(1.32)%	(1.32)%	96%	$12,690
R5 Class
2026(3)	$24.66	(0.07)	1.40	1.33	—	(1.65)	(1.65)	$24.34	5.77%	0.93%	0.93%	(0.60)%	(0.60)%	32%	$2,717
2025	$22.05	(0.11)	2.79	2.68	(0.07)	—	(0.07)	$24.66	12.16%	0.93%	0.93%	(0.50)%	(0.50)%	90%	$2,482
2024	$16.32	(0.10)	5.83	5.73	—	—	—	$22.05	35.11%	0.94%	0.94%	(0.49)%	(0.49)%	83%	$1,482
2023	$17.29	(0.06)	(0.91)	(0.97)	—	—	—	$16.32	(5.66)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$735
2022	$28.39	(0.07)	(6.42)	(6.49)	—	(4.61)	(4.61)	$17.29	(26.56)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$2,211
2021	$22.73	(0.18)	8.56	8.38	—	(2.72)	(2.72)	$28.39	38.84%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$6,396
R6 Class
2026(3)	$25.22	(0.05)	1.44	1.39	—	(1.65)	(1.65)	$24.96	5.88%	0.78%	0.78%	(0.45)%	(0.45)%	32%	$1,915,007
2025	$22.55	(0.08)	2.85	2.77	(0.10)	—	(0.10)	$25.22	12.31%	0.78%	0.78%	(0.35)%	(0.35)%	90%	$1,649,367
2024	$16.67	(0.07)	5.95	5.88	—	—	—	$22.55	35.27%	0.79%	0.79%	(0.34)%	(0.34)%	83%	$1,135,667
2023	$17.64	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.67	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$695,931
2022	$28.82	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.64	(26.46)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$417,197
2021	$23.01	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.82	39.04%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$337,132

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Cap Growth Fund
G Class
2026(3)	$26.44	0.04	1.53	1.57	—	(1.65)	(1.65)	$26.36	6.31%	0.00%	0.78%	0.33%	(0.45)%	32%	$302,792
2025	$23.63	0.11	2.98	3.09	(0.28)	—	(0.28)	$26.44	13.19%	0.00%	0.78%	0.43%	(0.35)%	90%	$326,401
2024	$17.32	0.10	6.21	6.31	—	—	—	$23.63	36.37%	0.00%	0.79%	0.45%	(0.34)%	83%	$485,423
2023	$18.32	0.11	(0.98)	(0.87)	(0.13)	—	(0.13)	$17.32	(4.74)%	0.01%	0.82%	0.57%	(0.24)%	69%	$288,325
2022	$29.53	0.11	(6.71)	(6.60)	—	(4.61)	(4.61)	$18.32	(25.84)%	0.00%	0.82%	0.56%	(0.26)%	61%	$296,816
2021	$23.35	0.10	8.80	8.90	—	(2.72)	(2.72)	$29.53	40.15%	0.00%	0.82%	0.35%	(0.47)%	96%	$382,140

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Ultra Fund
Investor Class
2026(3)	$108.61	(0.25)	(0.91)	(1.16)	(10.89)	$96.56	(0.70)%	0.87%	0.89%	(0.53)%	(0.55)%	6%	$22,539,494
2025	$90.54	(0.46)	21.87	21.41	(3.34)	$108.61	24.09%	0.88%	0.89%	(0.49)%	(0.50)%	15%	$23,834,908
2024	$67.54	(0.36)	27.90	27.54	(4.54)	$90.54	42.20%	0.91%	0.92%	(0.44)%	(0.45)%	7%	$20,654,750
2023	$62.50	(0.24)	9.37	9.13	(4.09)	$67.54	15.91%	0.93%	0.95%	(0.37)%	(0.39)%	20%	$15,289,489
2022	$93.37	(0.30)	(24.63)	(24.93)	(5.94)	$62.50	(28.50)%	0.94%	0.95%	(0.42)%	(0.43)%	13%	$13,781,358
2021	$66.38	(0.38)	29.49	29.11	(2.12)	$93.37	44.70%	0.95%	0.95%	(0.47)%	(0.47)%	8%	$20,198,765
I Class
2026(3)	$115.96	(0.17)	(0.94)	(1.11)	(10.89)	$103.96	(0.62)%	0.67%	0.69%	(0.33)%	(0.35)%	6%	$1,063,008
2025	$96.27	(0.29)	23.32	23.03	(3.34)	$115.96	24.35%	0.68%	0.69%	(0.29)%	(0.30)%	15%	$1,131,964
2024	$71.43	(0.20)	29.58	29.38	(4.54)	$96.27	42.49%	0.71%	0.72%	(0.24)%	(0.25)%	7%	$1,382,591
2023	$65.74	(0.12)	9.90	9.78	(4.09)	$71.43	16.12%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$988,431
2022	$97.72	(0.16)	(25.88)	(26.04)	(5.94)	$65.74	(28.36)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$727,643
2021	$69.25	(0.23)	30.82	30.59	(2.12)	$97.72	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$841,255
Y Class
2026(3)	$117.67	(0.09)	(0.95)	(1.04)	(10.89)	$105.74	(0.54)%	0.52%	0.54%	(0.18)%	(0.20)%	6%	$120,966
2025	$97.50	(0.15)	23.66	23.51	(3.34)	$117.67	24.53%	0.53%	0.54%	(0.14)%	(0.15)%	15%	$104,365
2024	$72.19	(0.09)	29.94	29.85	(4.54)	$97.50	42.70%	0.56%	0.57%	(0.09)%	(0.10)%	7%	$72,282
2023	$66.30	(0.05)	10.03	9.98	(4.09)	$72.19	16.30%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$36,238
2022	$98.36	(0.04)	(26.08)	(26.12)	(5.94)	$66.30	(28.25)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$3,383
2021	$69.59	(0.11)	31.00	30.89	(2.12)	$98.36	45.21%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$3,099
A Class
2026(3)	$99.63	(0.34)	(0.87)	(1.21)	(10.89)	$87.53	(0.83)%	1.12%	1.14%	(0.78)%	(0.80)%	6%	$417,961
2025	$83.50	(0.64)	20.11	19.47	(3.34)	$99.63	23.78%	1.13%	1.14%	(0.74)%	(0.75)%	15%	$431,918
2024	$62.74	(0.53)	25.83	25.30	(4.54)	$83.50	41.84%	1.16%	1.17%	(0.69)%	(0.70)%	7%	$340,403
2023	$58.50	(0.38)	8.71	8.33	(4.09)	$62.74	15.61%	1.18%	1.20%	(0.62)%	(0.64)%	20%	$223,761
2022	$87.98	(0.46)	(23.08)	(23.54)	(5.94)	$58.50	(28.69)%	1.19%	1.20%	(0.67)%	(0.68)%	13%	$170,819
2021	$62.81	(0.56)	27.85	27.29	(2.12)	$87.98	44.35%	1.20%	1.20%	(0.72)%	(0.72)%	8%	$256,161

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Ultra Fund
C Class
2026(3)	$72.20	(0.46)	(0.76)	(1.22)	(10.89)	$60.09	(1.20)%	1.87%	1.89%	(1.53)%	(1.55)%	6%	$35,858
2025	$61.78	(0.94)	14.70	13.76	(3.34)	$72.20	22.86%	1.88%	1.89%	(1.49)%	(1.50)%	15%	$39,926
2024	$47.76	(0.82)	19.38	18.56	(4.54)	$61.78	40.78%	1.91%	1.92%	(1.44)%	(1.45)%	7%	$36,762
2023	$45.85	(0.64)	6.64	6.00	(4.09)	$47.76	14.76%	1.93%	1.95%	(1.37)%	(1.39)%	20%	$28,610
2022	$70.74	(0.76)	(18.19)	(18.95)	(5.94)	$45.85	(29.22)%	1.94%	1.95%	(1.42)%	(1.43)%	13%	$25,028
2021	$51.23	(0.91)	22.54	21.63	(2.12)	$70.74	43.28%	1.95%	1.95%	(1.47)%	(1.47)%	8%	$34,751
R Class
2026(3)	$93.73	(0.41)	(0.86)	(1.27)	(10.89)	$81.57	(0.96)%	1.37%	1.39%	(1.03)%	(1.05)%	6%	$67,945
2025	$78.92	(0.80)	18.95	18.15	(3.34)	$93.73	23.48%	1.38%	1.39%	(0.99)%	(1.00)%	15%	$75,986
2024	$59.65	(0.68)	24.49	23.81	(4.54)	$78.92	41.49%	1.41%	1.42%	(0.94)%	(0.95)%	7%	$71,738
2023	$55.96	(0.51)	8.29	7.78	(4.09)	$59.65	15.31%	1.43%	1.45%	(0.87)%	(0.89)%	20%	$51,020
2022	$84.62	(0.59)	(22.13)	(22.72)	(5.94)	$55.96	(28.86)%	1.44%	1.45%	(0.92)%	(0.93)%	13%	$38,416
2021	$60.62	(0.72)	26.84	26.12	(2.12)	$84.62	44.00%	1.45%	1.45%	(0.97)%	(0.97)%	8%	$41,561
R5 Class
2026(3)	$116.06	(0.17)	(0.94)	(1.11)	(10.89)	$104.06	(0.62)%	0.67%	0.69%	(0.33)%	(0.35)%	6%	$45,246
2025	$96.36	(0.29)	23.33	23.04	(3.34)	$116.06	24.34%	0.68%	0.69%	(0.29)%	(0.30)%	15%	$50,637
2024	$71.49	(0.21)	29.62	29.41	(4.54)	$96.36	42.50%	0.71%	0.72%	(0.24)%	(0.25)%	7%	$57,498
2023	$65.79	(0.11)	9.90	9.79	(4.09)	$71.49	16.13%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$36,771
2022	$97.78	(0.12)	(25.93)	(26.05)	(5.94)	$65.79	(28.35)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$32,996
2021	$69.29	(0.23)	30.84	30.61	(2.12)	$97.78	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$371
R6 Class
2026(3)	$117.50	(0.09)	(0.95)	(1.04)	(10.89)	$105.57	(0.54)%	0.52%	0.54%	(0.18)%	(0.20)%	6%	$2,266,820
2025	$97.37	(0.14)	23.61	23.47	(3.34)	$117.50	24.52%	0.53%	0.54%	(0.14)%	(0.15)%	15%	$2,519,367
2024	$72.10	(0.08)	29.89	29.81	(4.54)	$97.37	42.70%	0.56%	0.57%	(0.09)%	(0.10)%	7%	$2,412,082
2023	$66.21	(0.02)	10.00	9.98	(4.09)	$72.10	16.32%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$1,549,990
2022	$98.25	(0.05)	(26.05)	(26.10)	(5.94)	$66.21	(28.26)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$881,007
2021	$69.51	(0.11)	30.97	30.86	(2.12)	$98.25	45.22%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$800,782

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Ultra Fund
G Class
2026(3)	$122.46	0.17	(0.94)	(0.77)	(10.89)	$110.80	(0.29)%	0.00%	0.54%	0.34%	(0.20)%	6%	$22,597
2025	$100.83	0.41	24.56	24.97	(3.34)	$122.46	25.20%	0.00%	0.54%	0.39%	(0.15)%	15%	$14,991
2024	$74.13	0.44	30.80	31.24	(4.54)	$100.83	43.50%	0.00%	0.57%	0.47%	(0.10)%	7%	$12,152
2023	$67.60	0.36	10.26	10.62	(4.09)	$74.13	16.98%	0.00%	0.60%	0.56%	(0.04)%	20%	$9,750
2022	$99.61	0.23	(26.30)	(26.07)	(5.94)	$67.60	(27.84)%	0.00%	0.60%	0.52%	(0.08)%	13%	$232
2021	$70.04	0.42	31.27	31.69	(2.12)	$99.61	46.08%	0.00%	0.60%	0.48%	(0.12)%	8%	$10

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 2606

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 25, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2026